UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 3999

John Hancock Investment Trust II (Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210 (Address of principal executive offices) (Zip code)

Alfred P. Ouellette Senior Attorney and Assistant Secretary

601 Congress Street

Boston, Massachusetts 02210 (Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4324

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2006

ITEM 1. REPORT TO SHAREHOLDERS.

JOHN HANCOCK

Regional Bank Fund

4.30.2006 **Semiannual Report**

John Hancock

JOHN HANCOCK FUNDS

Your fund at a glance

Managers’ report
page 2

A look at performance
page 6

Growth of $10,000
page 7

Your expenses
page 8

Fund’s investments
page 10

Financial statements
page 14

For more information
page 25

To Our Shareholders,

After producing modest returns in 2005, the stock market has advanced smartly in the first four months of 2006. The major indexes all advanced and produced four-month returns that were ahead of the market’s returns for all of 2005. For example, the Standard & Poor’s 500 Index returned 5.61% year-to-date through April 2006, versus 4.91% last year in total. Investors were encouraged by solid corporate earnings, a healthy economy and stable inflation, which suggested the Federal Reserve could be coming close to the end of its 18-month campaign of raising interest rates.

Despite the good results to date, it is anyone’s guess where the market will end 2006, especially given the wild cards of interest rate moves and record-high energy prices and their impact on corporate profits and the economy.

One thing we do know, however, is that the stock market’s pattern is one of extremes. Consider the last 10 years. From 1995 through 1999, we saw double-digit returns in excess of 20% per year, only to have 2000 through 2002 produce ever-increasing negative results, followed by another 20%-plus up year in 2004 and a less than 5% advance in 2005. Since 1926, the market, as measured by the Standard & Poor’s 500 Index, has produced average annual results of 10.4% . However, that “normal” return is rarely produced in any given year. In fact, calendar-year returns of 8% to 12% have occurred only five times in the 80 years since 1926.

Although the past in no way predicts the future, we have learned at least one lesson from history: Expect highs and lows in the short term, but always invest for the long term. Equally important: Work with your financial professional to maintain a diversified portfolio, spread out among not only different asset classes — stocks, bonds and cash — but also among various investment styles. It’s the best way we know of to benefit from, and weather, the market’s extremes.

Sincerely,

Keith F. Hartstein, President and Chief Executive Officer

This commentary reflects the CEO’s views as of April 30, 2006. They are subject to change at any time.

YOUR FUND AT A GLANCE

The Fund seeks long-term capital appreciation with moderate income as a secondary objective by normally investing at least 80% of its assets in stocks of regional banks and lending companies, including commercial and industrial banks, savings and loan associations and bank holding companies.

Over the last six months

*	The stock market produced strong results due to the favorable economy and corporate earnings, despite higher interest rates and oil prices.

*	Financial stocks outperformed the broad market on the strength of investment bankers, asset managers and other financial companies tied to capital-markets activities.

*	Regional banks advanced sharply during the period, although their returns were slightly behind more market-sensitive financial stocks.

Total returns for the Fund are at net asset value with all distributions reinvested. These returns do not reflect the deduction of the maximum sales charge, which would reduce the performance shown above.

Top 10 holdings
3.1%	Wachovia Corp.
3.1%	Bank of America Corp.
3.1%	Cullen/Frost Bankers, Inc.
3.1%	Wells Fargo & Co.
3.1%	SunTrust Banks, Inc.
3.0%	Marshall & Ilsley Corp.
3.0%	Compass Bancshares, Inc.
3.0%	M&T Bank Corp.
2.9%	U.S. Bancorp.
2.9%	Zions Bancorp.
As a percentage of net assets on April 30, 2006.

1

BY JAMES K. SCHMIDT, CFA, LISA A. WELCH AND SUSAN A. CURRY, FOR THE SOVEREIGN ASSET MANAGEMENT LLC PORTFOLIO MANAGEMENT TEAM

MANAGERS’ REPORT

JOHN HANCOCK Regional Bank Fund

Recently Susan Curry was named a portfolio manager on the management team, replacing Thomas Finucane, who left the company to pursue other opportunities. Ms. Curry joined John Hancock in 1998 and for the last two years has been a research analyst for the financial management team.

“Financial stocks as a group outperformed the broad market, largely on the strength of the investment bankers, asset managers and large custodian banks...”

The stock market was on a tear for much of the six months ended April 30, 2006, shrugging off the twin challenges of rising interest rates and oil prices — both of which can potentially slow economic growth. Investors returned to the market in force, buoyed by a resilient economy and strong corporate earnings growth. Investors also acted out of a belief that the Federal Reserve was coming close to ending its two-year campaign of raising short-term interest rates — from 1% in June 2004 to 4.75% by the end of April 2006. Sporadically during the period, however, investors wavered in response to robust economic data that threatened a rise in inflation and caused them to rethink the timing of the Fed’s policies. As a result of the generally positive environment, the broad stock market, as measured by the Standard & Poor’s 500 Index, advanced 9.64% in the six months ended April 30, 2006.

Financial stocks as a group outperformed the broad market, largely on the strength of the investment bankers, asset managers and large custodian banks — all of which reaped the rewards of robust capital-markets activity. Banks and insurers produced positive results, but on a more modest scale, as they are less sensitive to the stock market’s activity. Banks in particular had to make their way through a time when rising rates and a flatter yield curve were causing margin compression. For the most part, banks also seemed to move in correlation with the market’s shifting perceptions and speculation about the Fed’s next moves, more than on company fundamentals. In this environment, financial stocks, as measured

2

by the Standard & Poor’s 500 Financials Index, returned 13.01% for the six months ended April 30, 2006.

Fund performance

For the six months ended April 30, 2006, John Hancock Regional Bank Fund’s Class A, Class B and Class C shares returned 11.03%, 10.62% and 10.62%, respectively, at net asset value. These results compared with the 13.01% return of the Fund’s benchmark index, the Standard & Poor’s 500 Financial Index, and the 15.00% return of the average specialty-financial fund, according to Morningstar, Inc.1 Keep in mind that your net asset value return will be different from the Fund’s performance if you were not invested in the Fund for the entire period and did not reinvest all distributions. See pages six and seven for historical performance information.

Although the Fund advanced sharply on an absolute basis, its focus on regional banks caused us to underperform our peers and benchmark index. The 10% advance in bank stocks was less than the superlative returns of the capital-markets-oriented investment bankers and asset management companies.

“...the larger superregional banks, which have a significant piece of their revenue coming from capital- markets-related activity, were the Fund’s biggest contributors...”

Capital-markets winners

Our stakes in some of the larger superregional banks, which have a significant piece of their revenue coming from capital-markets-related activity, were the Fund’s biggest contributors to performance. They included JPMorgan Chase & Co., Wachovia Corp., Bank of America Corp. and Wells Fargo & Co. Custody banks Mellon Financial Corp. and State Street Corp. also did well for the same reasons.

Deal makers fare well

Several of our bank holdings also benefited from swap deals and mergers. In addition to their capital-markets earnings, JPMorgan and The Bank of New York Co., Inc. were recognized for a deal that involved JPMorgan’s purchase of all of Bank of New York’s retail bank branches in exchange for Bank of New York’s purchase of JPMorgan’s corporate trust business. The deal follows several other

3

Industry
distribution[2]

Regional
banks	66%

Diversified
banks	10%

Asset management
& custody
banks	8%

Other diversified
financial services	8%

Thrifts & mortgage
finance	7%

takeovers of New York metro-based banks and reaffirms that New York bankers are intent on building up their branch networks.

PNC Financial Services Group, Inc. was rewarded for Merrill Lynch’s deal to merge Merrill’s money-management business with asset manager BlackRock, in which PNC currently has a 70% ownership interest.

The Fund had one announced takeover in the period, as Long Island-based North Fork Bancorp, Inc. was bought by credit-card company Capital One Financial Corp. for a 23% premium over market.

Regionals lag; fundamentals still good

Regional banks produced more modest returns during the period, as investors worried that the flat yield curve would crimp banks’ net interest margins. That said, bank fundamentals are in very good shape. Despite slightly lower net interest margins, bank profitability remains high. Furthermore, non-performing assets are currently at very low levels, and we expect the banking sector to generate earnings growth of 6% to 8% this year.

At the bottom of the pack were some of our Midwestern bank stocks that had disappointing results due to concerns about a slowdown in the region’s economy. What’s more, the Midwestern banks seem to face the most competition for depositors. Detractors included MB Financial, Inc., Sky Financial Group, Inc., Dearborn Bancorp., Inc., Independent Bank Corp., First Midwest Bancorp., Inc., Taylor Capital Group, Inc. and Republic Bancorp., Inc.

4

“...the Fed seems closer to the end of its tightening cycle — a period in which the bank stocks have historically outperformed.”

Outlook

Looking forward, the prospects for bank stocks remain generally favorable. The economy appears solid, and inflation is low. This should keep credit quality in good shape, and facilitate reasonable loan growth. In addition, the Fed seems closer to the end of its tightening cycle — a period in which the bank stocks have historically outperformed. We continue to view some of the larger-cap names within the group as having the best value due to their relatively lower price/earnings ratios and their heavier component of market-related revenues. We have repositioned out of some smaller-cap names whose valuations have gotten too rich and have added to names that are trading at more attractive levels.

This commentary reflects the views of the portfolio managers through the end of the Fund’s period discussed in this report. The managers’ statements reflect their own opinions. As such, they are in no way guarantees of future events and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

Sector investing is subject to greater risks than the market as a whole.

1 Figures from Morningstar, Inc. include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.

2 As a percentage of net assets on April 30, 2006.

5

A LOOK AT PERFORMANCE For the period ended April 30, 2006

	Class A	Class B	Class C
Inception date	1-3-92	10-4-85	3-1-99

Average annual returns with maximum sales charge (POP)
One year	11.10%	11.09%	15.09%

Five years	9.21	9.29	9.56

Ten years	11.70	11.66	—

Since inception	—	—	6.79

Cumulative total returns with maximum sales charge (POP)
Six months	5.47	5.67	9.63

One year	11.10	11.09	15.09

Five years	55.32	55.90	57.83

Ten years	202.37	201.17	—

Since inception	—	—	60.08

Performance figures assume all distributions are reinvested. Returns with maximum sales charge reflect a sales charge on Class A shares of 5%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The returns for Class C shares have been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. The Class B shares’ CDSC declines annually between years 1–6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month-end, please call 1-800-225-5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Fund’s performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable.

6

GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in Class A shares for the period indicated. For comparison, we’ve shown the same investment in two separate indexes.

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund’s Class B and Class C shares, respectively, as of April 30, 2006. The Class C shares investment with maximum sales charge has been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

Standard & Poor’s 500 Index — Index 1 — is an unmanaged index that includes 500 widely traded common stocks.

Standard & Poor’s 500 Financial Index — Index 2 — is an unmanaged index designed to measure the financial sector of the S&P 500.

It is not possible to invest directly in an index. Index figures do not reflect sales charges and would be lower if they did.

1 No contingent deferred sales charge applicable.

7

YOUR EXPENSES

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

*	Transaction costs which include sales charges (loads) on
purchases or redemptions (varies by share class), minimum
account fee charge, etc.
*	Ongoing operating expenses including management
fees, distribution and service fees (if applicable) and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund’s actual ongoing operating expenses and is based on your fund’s actual return. It assumes an account value of $1,000.00 on October 31, 2005, with the same investment held until April 30, 2006.

Account value		Expenses paid
$1,000.00	Ending value	during period
on 10-31-05	on 4-30-06	ended 4-30-06[1]

Class A	$1,110.30	$6.96
Class B	1,106.20	10.53
Class C	1,106.20	10.53

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at April 30, 2006 by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

8

Hypothetical example for comparison purposes

This table allows you to compare your fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annual return before expenses (which is not your fund’s actual return). It assumes an account value of $1,000.00 on October 31, 2005, with the same investment held until April 30, 2006. Look in any other fund shareholder report to find its hypothetical example, and you will be able to compare these expenses.

Account value		Expenses paid
$1,000.00	Ending value	during period
on 10-31-05	on 4-30-06	ended 4-30-06[1]

Class A	$1,018.20	$6.66
Class B	1,014.80	10.07
Class C	1,014.80	10.07

Remember, these examples do not include any transaction costs, such as sales charges; therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 1.32%, 2.02% and 2.02% for Class A, Class B and Class C, respectively, multiplied by the average account value over the period, multiplied by number of days in the most recent fiscal half-year/365 or 366 (to reflect the one-half year period).

9

F I N A N C I A L    S TAT E M E N T S

FUND’S INVESTMENTS Securities owned by the Fund on April 30, 2006 (unaudited)

This schedule is divided into two main categories: common stocks and short-term investments. Common stocks are further broken down by industry group. Short-term investments, which represent the Fund’s cash position, are listed last.

Issuer	Shares	Value

Common stocks 98.70%		$2,091,598,065
(Cost $635,633,051)
Asset Management & Custody Banks 7.78%		164,996,419

Bank of New York Co., Inc. (The) (NY)	1,353,898	47,589,515

Mellon Financial Corp. (PA)	1,401,554	52,740,477

Northern Trust Corp. (IL)	252,500	14,869,725

State Street Corp. (MA)	762,350	49,796,702
Consumer Finance 0.45%		9,568,522

Capital One Financial Corp. (VA)	110,440	9,568,522
Diversified Banks 10.36%		219,495,420

Comerica, Inc. (MI)	153,697	8,740,748

Toronto-Dominion Bank (The) (Canada)	300,960	16,817,645

U.S. Bancorp. (MN)	1,977,987	62,187,911

Wachovia Corp. (NC)	1,113,977	66,671,523

Wells Fargo & Co. (CA)	947,410	65,077,593
Other Diversified Financial Services 7.75%		163,982,543

Bank of America Corp. (NC)	1,305,941	65,192,575

Citigroup, Inc. (NY)	1,047,290	52,312,135

JPMorgan Chase & Co. (NY)	1,024,192	46,477,833
Regional Banks 65.74%		1,393,259,803

Alabama National Bancorp. (AL)	129,600	8,926,848

AmSouth Bancorp. (AL)	1,131,910	32,757,475

BB&T Corp. (NC)	1,026,432	44,074,990

BOK Financial Corp. (OK)	123,500	6,011,980

Bryn Mawr Bank Corp. (PA)	337,800	7,448,490

Chittenden Corp. (VT)	1,094,357	30,160,479

City Holding Co. (WV)	112,756	4,079,512

City National Corp. (CA)	543,050	39,620,928

See notes to financial statements.

10

F I N A N C I A L    S TAT E M E N T S

Issuer	Shares	Value
Regional Banks (continued)

CoBiz, Inc. (CO)	149,800	$2,954,056

Colonial BancGroup, Inc. (The) (AL)	735,100	19,061,143

Columbia Bancorp. (OR)	38,925	866,081

Commerce Bancshares, Inc. (MO)	999,245	52,210,551

Commercial Bankshares, Inc. (FL)	284,456	10,075,432

Community Bancorp. (NV) (I)	28,330	924,408

Compass Bancshares, Inc. (AL)	1,153,125	63,375,750

Cullen/Frost Bankers, Inc. (TX)	1,125,450	65,141,046

Dearborn Bancorp., Inc. (MI) (I)	168,689	3,753,330

Eurobancshares, Inc. (Puerto Rico) (I)	99,870	1,066,612

F.N.B. Corp. (PA)	290,257	4,870,512

Fifth Third Bancorp. (OH)	919,727	37,175,365

First Horizon National Corp. (TN)	1,224,800	51,956,016

First Midwest Bancorp., Inc. (IL)	241,200	8,690,436

First Republic Bank (CA)	260,614	11,341,921

FirstMerit Corp. (OH)	8,550	210,245

Fulton Financial Corp. (PA)	1,253,080	20,613,166

Glacier Bancorp., Inc. (MT)	60,917	1,849,440

Greene County Bancshares, Inc. (TN)	53,000	1,643,000

Hancock Holding Co. (MS)	475,094	23,635,926

Independent Bank Corp. (MA)	735,000	23,387,700

Independent Bank Corp. (MI)	279,300	7,624,890

KeyCorp (OH)	721,934	27,592,317

Lakeland Financial Corp. (IN)	11,271	511,478

M&T Bank Corp. (NY)	529,153	63,180,868

Marshall & Ilsley Corp. (WI)	1,405,689	64,268,101

MB Financial, Inc. (IL)	323,650	11,450,737

Mercantile Bankshares Corp. (MD)	1,377,075	51,750,478

National City Corp. (OH)	1,635,212	60,339,323

North Fork Bancorp., Inc. (NY)	1,810,831	54,560,338

Placer Sierra Bancshares (CA)	39,450	1,047,398

PNC Financial Services Group, Inc. (PA)	819,900	58,598,253

Prosperity Bancshares, Inc. (TX)	195,449	6,371,637

Provident Bankshares Corp. (MD)	164,389	5,714,162

Regions Financial Corp. (AL)	388,100	14,169,531

Republic Bancorp., Inc. (MI)	150,040	1,720,959

Seacoast Banking Corp. of Florida (FL)	548,790	15,124,652

Sky Financial Group, Inc. (OH)	261,000	6,746,850

See notes to financial statements.

11

F I N A N C I A L    S TAT E M E N T S

Issuer	Shares	Value
Regional Banks (continued)

South Financial Group, Inc. (The) (SC)	160,550	$4,355,722

Southcoast Financial Corp. (SC) (I)	99,100	2,551,825

State National Bancshares, Inc. (TX)	28,420	771,887

Sterling Bancshares, Inc. (TX)	434,145	7,189,441

SunTrust Banks, Inc. (GA)	836,337	64,673,940

Susquehanna Bancshares, Inc. (PA)	508,693	12,142,502

Synovus Financial Corp. (GA)	60,950	1,706,600

Taylor Capital Group, Inc. (IL)	136,250	5,313,750

TCF Financial Corp. (MN)	2,227,484	59,830,220

TD Banknorth, Inc. (ME)	956,114	28,387,025

Texas Regional Bancshares, Inc. (Class A) (TX)	909,837	26,085,027

Texas United Bancshares, Inc. (TX)	127,900	2,641,135

TriCo Bancshares (CA)	655,150	17,879,044

Trustmark Corp. (MS)	167,000	5,245,470

UnionBanCal Corp. (CA)	259,800	18,209,382

Virginia Financial Group, Inc. (VA)	63,490	2,533,886

Westamerica Bancorp. (CA)	433,075	22,147,456

Western Alliance Bancorp. (NV) (I)	52,620	1,913,263

Whitney Holding Corp. (LA)	547,730	19,477,279

Zions Bancorp. (UT)	741,300	61,550,139
Thrifts & Mortgage Finance 6.62%		140,295,358

Astoria Financial Corp. (NY)	528,050	16,538,526

BankUnited Financial Corp. (Class A) (FL)	128,350	3,939,062

Countrywide Financial Corp. (CA)	172,998	7,034,099

Hudson City Bancorp., Inc. (NJ)	940,490	12,611,971

MAF Bancorp., Inc. (IL)	301,743	13,391,354

Sovereign Bancorp., Inc. (PA)	252,000	5,586,840

Washington Federal, Inc. (WA)	1,126,098	26,936,264

Washington Mutual, Inc. (WA)	1,204,111	54,257,242

See notes to financial statements.

12

F I N A N C I A L    S TAT E M E N T S

	Interest	Par value
Issuer, description, maturity date	rate	(000)	Value

Short-term investments 0.80%			$17,043,000
(Cost $17,043,000)
Joint Repurchase Agreement 0.80%			17,043,000

Investment in a joint repurchase agreement transaction
with Barclays Capital, Inc. — Dated 4-28-06
due 5-1-06 (secured by U.S. Treasury Inflation
Indexed Bond 3.875% due 4-15-29 and
U.S. Treasury Inflation Indexed Note 2.375%
due 4-15-11)	4.710%	$17,043	17,043,000

Total investments 99.50%			$2,108,641,065

Other assets and liabilities, net 0.50%			$10,690,007

Total net assets 100.00%			$2,119,331,072

(I) Non-income-producing security.

Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer.

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

See notes to financial statements.

13

F I N A N C I A L    S TAT E M E N T S

ASSETS AND LIABILITIES

April 30, 2006 (unaudited)

This Statement of Assets and Liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments at value (cost $652,676,051)	$2,108,641,065
Cash	549,189
Receivable for investments sold	11,231,272
Receivable for shares sold	464,080
Dividends and interest receivable	4,400,112
Other assets	205,302
Total assets	2,125,491,020

Liabilities

Payable for investments purchased	296,821
Payable for shares repurchased	3,522,486
Payable to affiliates
Management fees	1,284,293
Distribution and service fees	119,006
Other	493,359
Other payables and accrued expenses	443,983
Total liabilities	6,159,948

Net assets

Capital paid-in	534,496,819
Accumulated net realized gain on investments	126,095,320
Net unrealized appreciation of investments	1,455,965,014
Accumulated net investment income	2,773,919
Net assets	$2,119,331,072

Net asset value per share

Based on net asset values and shares outstanding —
the Fund has an unlimited number of shares
authorized with no par value
Class A ($1,766,280,136 ÷ 42,646,389 shares)	$41.42
Class B ($308,253,218 ÷ 7,518,883 shares)	$41.00
Class C ($44,797,718 ÷ 1,092,515 shares)	$41.00

Maximum offering price per share

Class A1 ($41.42 ÷ 95%)	$43.60

1 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to financial statements.

14

F I N A N C I A L    S TAT E M E N T S

OPERATIONS

For the period ended April 30, 2006 (unaudited)1

This Statement of Operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Dividends (net of foreign withholding taxes of $41,449)	$31,195,682
Interest	476,660
Total investment income	31,672,342

Expenses
Investment management fees	7,923,143
Class A distribution and service fees	2,575,623
Class B distribution and service fees	1,716,744
Class C distribution and service fees	215,946
Transfer agent fees	2,073,400
Accounting and legal services fees	237,590
Custodian fees	170,418
Printing	93,513
Miscellaneous	81,546
Trustees’ fees	60,743
Professional fees	36,745
Registration and filing fees	34,011
Compliance fees	31,229
Interest	1,785
Total expenses	15,252,436
Net investment income	16,419,906

Realized and unrealized gain

Net realized gain on investments	126,352,552
Change in net unrealized appreciation
(depreciation) of investments	77,203,607
Net realized and unrealized gain	203,556,159
Increase in net assets from operations	$219,976,065

1 Semiannual period from 11-1-05 through 4-30-06.

See notes to financial statements.

15

F I N A N C I A L    S TAT E M E N T S

CHANGES IN NET ASSETS

These Statements of Changes in Net Assets show how the value of the Fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	Year	Period
	ended	ended
	10-31-05	4-30-06[1]

Increase (decrease) in net assets
From operations
Net investment income	$33,068,008	$16,419,906
Net realized gain	245,072,607	126,352,552
Change in net unrealized
appreciation (depreciation)	(225,686,045)	77,203,607
Increase in net assets resulting
from operations	52,454,570	219,976,065
Distributions to shareholders
From net investment income
Class A	(28,322,747)	(14,994,489)
Class B	(4,923,698)	(1,811,799)
Class C	(452,224)	(230,034)
From net realized gain
Class A	(148,426,758)	(172,981,392)
Class B	(71,341,211)	(36,756,574)
Class C	(4,733,589)	(4,400,413)
	(258,200,227)	(231,174,701)
From Fund share transactions	(172,816,785)	(14,308,786)

Net assets

Beginning of period	2,523,400,936	2,144,838,494
End of period[2]	$2,144,838,494	$2,119,331,072

1 Semiannual period from 11-1-05 through 4-30-06. Unaudited.

2 Includes accumulated net investment income of $3,390,335 and $2,773,919, respectively.

See notes to financial statements.

16

F I N A N C I A L   H I G H L I G H T S

FINANCIAL HIGHLIGHTS

CLASS A SHARES

The Financial Highlights show how the Fund’s net asset value for a share has changed since the end of the previous period.

Period ended	10-31-01	10-31-02	10-31-03	10-31-04	10-31-05	4-30-06[1]

Per share operating performance
Net asset value,
beginning of period	$41.44	$40.09	$37.81	$42.80	$45.33	$41.76
Net investment income[2]	0.60	0.45	0.53	0.61	0.68	0.34
Net realized and unrealized
gain on investments	2.04	2.55	7.10	5.07	0.52	3.95
Total from
investment operations	2.64	3.00	7.63	5.68	1.20	4.29
Less distributions
From net investment income	(0.60)	(0.46)	(0.52)	(0.58)	(0.69)	(0.36)
From net realized gain	(3.39)	(4.82)	(2.12)	(2.57)	(4.08)	(4.27)
	(3.99)	(5.28)	(2.64)	(3.15)	(4.77)	(4.63)
Net asset value, end of period	$40.09	$37.81	$42.80	$45.33	$41.76	$41.42
Total return[3] (%)	6.90	7.50	21.67	14.13	2.61	11.03[4]

Ratios and supplemental data

Net assets, end of period
(in millions)	$797	$930	$1,214	$1,587	$1,717	$1,766
Ratio of expenses
to average net assets (%)	1.28	1.35	1.39	1.34	1.33	1.32[5]
Ratio of net investment income
to average net assets (%)	1.42	1.14	1.43	1.44	1.62	1.69[5]
Portfolio turnover (%)	23	7	2	5	3	1

See notes to financial statements.

17

F I N A N C I A L    H I G H L I G H T S

CLASS B SHARES

Period ended	10-31-01	10-31-02	10-31-03	10-31-04	10-31-05	4-30-06[1]

Per share operating performance
Net asset value,
beginning of period	$41.20	$39.84	$37.55	$42.48	$44.96	$41.39
Net investment income[2]	0.31	0.19	0.26	0.30	0.35	0.19
Net realized and unrealized
gain on investments	2.02	2.52	7.06	5.04	0.55	3.91
Total from
investment operations	2.33	2.71	7.32	5.34	0.90	4.10
Less distributions
From net investment income	(0.30)	(0.18)	(0.27)	(0.29)	(0.39)	(0.22)
From net realized gain	(3.39)	(4.82)	(2.12)	(2.57)	(4.08)	(4.27)
	(3.69)	(5.00)	(2.39)	(2.86)	(4.47)	(4.49)
Net asset value, end of period	$39.84	$37.55	$42.48	$44.96	$41.39	$41.00
Total return[3] (%)	6.15	6.77	20.83	13.32	1.90	10.62[4]

Ratios and supplemental data

Net assets, end of period
(in millions)	$1,900	$1,491	$1,298	$885	$385	$308
Ratio of expenses
to average net assets (%)	1.98	2.03	2.09	2.04	2.03	2.02[5]
Ratio of net investment income
to average net assets (%)	0.73	0.46	0.72	0.70	0.84	0.97[5]
Portfolio turnover (%)	23	7	2	5	3	1

See notes to financial statements.

18

F I N A N C I A L    H I G H L I G H T S

CLASS C SHARES

Period ended	10-31-01	10-31-02	10-31-03	10-31-04	10-31-05	4-30-06[1]

Per share operating performance
Net asset value,
beginning of period	$41.20	$39.84	$37.56	$42.48	$44.96	$41.39
Net investment income[2]	0.30	0.17	0.27	0.30	0.37	0.20
Net realized and unrealized
gain on investments	2.03	2.54	7.04	5.04	0.53	3.90
Total from
investment operations	2.33	2.71	7.31	5.34	0.90	4.10
Less distributions
From net investment income	(0.30)	(0.17)	(0.27)	(0.29)	(0.39)	(0.22)
From net realized gain	(3.39)	(4.82)	(2.12)	(2.57)	(4.08)	(4.27)
	(3.69)	(4.99)	(2.39)	(2.86)	(4.47)	(4.49)
Net asset value, end of period	$39.84	$37.56	$42.48	$44.96	$41.39	$41.00
Total return[3] (%)	6.15	6.78	20.79	13.32	1.90	10.62[4]

Ratios and supplemental data

Net assets, end of period
(in millions)	$39	$38	$56	$52	$43	$45
Ratio of expenses
to average net assets (%)	1.98	2.05	2.09	2.04	2.03	2.02[5]
Ratio of net investment income
to average net assets (%)	0.71	0.44	0.72	0.72	0.90	0.99[5]
Portfolio turnover (%)	23	7	2	5	3	1

[1] Semiannual period from 11-1-05 through 4-30-06. Unaudited.
[2] Based on the average of the shares outstanding.
[3] Assumes dividend reinvestment and does not reflect the effect of sales charges.
[4] Not annualized.
[5] Annualized.

See notes to financial statements.

19

NOTES TO STATEMENTS Unaudited

Note A
Accounting policies

John Hancock Regional Bank Fund (the “Fund”) is a diversified series of John Hancock Investment Trust II (the “Trust”), an open-end management investment company registered under the Investment Company Act of 1940. The investment objective of the Fund is to achieve long-term capital appreciation.

The Trustees have authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B and Class C shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Significant accounting policies
of the Fund are as follows:

Valuation of investments

Securities in the Fund’s portfolio are valued on the basis of market quotations, valuations provided by independent pricing services or, if quotations are not readily available, or the value has been materially affected by events occurring after the closing of a foreign market, at fair value as determined in good faith in accordance with procedures approved by the Trustees. Short-term debt investments that have a remaining maturity of 60 days or less may be valued at amortized cost, which approximates market value.

Joint repurchase agreement

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, LLC (the “Adviser”), a wholly owned subsidiary of John Hancock Financial Services, Inc., a subsidiary of Manulife Financial Corporation (“MFC”), may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund’s custodian bank receives delivery of the underlying securities for the joint account on the Fund’s behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

Investment transactions

Investment transactions are recorded as of the date of purchase, sale or maturity. Net realized gains and losses on sales

20

of investments are determined on the identified cost basis.

Class allocations

Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the appropriate net asset value of the respective classes. Distribution and service fees, if any, are calculated daily at the class level based on the appropriate net asset value of each class and the specific expense rate(s) applicable to each class.

Expenses

The majority of expenses are directly identifiable to an individual fund. Expenses that are not readily identifi-able to a specific fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

Bank borrowings

The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Fund has entered into a syndicated line of credit agreement with various banks. This agreement enables the Fund to participate, with other funds managed by the Adviser, in an unsecured line of credit with banks, which permits borrowings of up to $150 million, collectively. Interest is charged to each fund based on its borrowing. In addition, a commitment fee is charged to each fund based on the average daily unused portion of the line of credit and is allocated among the participating funds. The Fund had no borrowing activity under the line of credit during the period ended April 30, 2006.

Federal income taxes

The Fund qualifies as a “regulated investment company” by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

Dividends, interest and distributions

Dividend income on investment securities is recorded on the ex-dividend date or, in the case of some foreign securities, on the date thereafter when the Fund identifies the dividend. Interest income on investment securities is recorded on the accrual basis. Foreign income may be subject to foreign withholding taxes, which are accrued as applicable.

The Fund records distributions to shareholders from net investment income and net realized gains, if any, on the ex-dividend date. During the year ended October 31, 2005, the tax character of distributions paid was as follows: ordinary income $33,818,563 and long-term capital gain $224,381,664. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Use of estimates

The preparation of these financial statements, in accordance with accounting principles generally accepted in the United States of America, incorporates estimates made by management in determining the reported amount of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from these estimates.

21

Note B
Management fee and
transactions with
affiliates and others

The Fund has an investment management contract with the Adviser. Under the investment management contract, the Fund pays a monthly management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.80% of the first $500,000,000 of the Fund’s average daily net asset value, (b) 0.75% of the next $500,000,000, (c) 0.735% of the next $1,000,000,000 and (d) 0.725% of the Fund’s average daily net asset value in excess of $2,000,000,000.

Effective December 31, 2005, the investment management teams of the Adviser were reorganized into Sovereign Asset Management LLC (“Sovereign”), a wholly owned indirect subsidiary of John Hancock Life Insurance Company (“JHLICo”), a subsidiary of MFC. The Adviser remains the principal advisor on the Fund and Sovereign acts as subadviser under the supervision of the Adviser. The restructuring did not have an impact on the Fund, which continues to be managed using the same investment philosophy and process. The Fund is not responsible for payment of the subadvisory fees.

The Trust has a Distribution Agreement with John Hancock Funds, LLC (“JH Funds”), a wholly owned subsidiary of the Adviser. The Fund has adopted Distribution Plans with respect to Class A, Class B and Class C, pursuant to Rule 12b-1 under the Investment Company Act of 1940, to reimburse JH Funds for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes monthly payments to JH Funds at an annual rate not to exceed 0.30%, 1.00% and 1.00% of the average daily net asset value of Class A, Class B and Class C, respectively. A maximum of 0.25% of such payments may be service fees, as defined by the Conduct Rules of the National Association of Securities Dealers. Under the Conduct Rules, curtailment of a portion of the Fund’s 12b-1 payments could occur under certain circumstances.

Class A shares are assessed up-front sales charges. During the period ended April 30, 2006, JH Funds received net up-front sales charges of $357,513 with regard to sales of Class A shares. Of this amount, $56,766 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $293,659 was paid as sales commissions to unrelated broker-dealers and $7,088 was paid as sales commissions to sales personnel of Signator Investors, Inc. (“Signator Investors”), a related broker-dealer. The Adviser’s indirect parent, JHLICo is the indirect sole shareholder of Signator Investors.

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge (“CDSC”) at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to JH Funds and are used, in whole or in part, to defray its expenses for providing distribution-related services to the Fund in connection with the sale of Class B and Class C shares. During the period ended April 30, 2006, CDSCs received by JH Funds amounted to $77,288 for Class B and $4,028 for Class C shares.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (“Signature Services”), an indirect subsidiary of JHLICo. The Fund pays a monthly transfer agent fee at an annual rate of 0.05% of each class’s average daily net asset value, plus a fee based on the number of

22

shareholder accounts and reimbursement for certain out-of-pocket expenses, aggregated and allocated to each class on the basis of its relative net asset value. Signature Services agreed to voluntarily reduce the Fund’s asset-based portion of the transfer agent fee if the total transfer agent fee exceeds the Lipper, Inc. median transfer agency fee for comparable mutual funds by greater than 0.05% . There were no transfer agent fee reductions during the period ended April 30, 2006. Signature Services reserves the right to terminate this limitation at any time.

The Fund has an agreement with the Adviser and affili-ates to perform necessary tax, accounting and legal services for the Fund. The compensation for the period amounted to $237,590. The Fund also paid the adviser the amount of $860 for certain publishing services, included in the printing fees. The Fund reimbursed JHLICo for certain compliance costs, included in the Fund’s Statement of Operations.

Mr. James R. Boyle is Chairman of the Adviser, as well as affiliated Trustee of the Fund, and is compensated by the Adviser and/or its affiliates. The compensation of unaffil-iated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer, for tax purposes, their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund’s deferred compensation liability are recorded on the Fund’s books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investments, as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

23

Note C
Fund share transactions

This listing illustrates the number of Fund shares sold, reinvested and repurchased during the last two periods, along with the corresponding dollar value.

	Year ended 10-31-05		Period ended 4-30-06[1]
	Shares	Amount	Shares	Amount

Class A shares
Sold	10,521,570	$439,753,813	2,030,572	$82,281,614
Distributions reinvested	3,796,564	160,816,291	4,400,203	171,111,343
Repurchased	(8,215,889)	(341,259,743)	(4,891,596)	(196,916,398)
Net increase	6,102,245	$259,310,361	1,539,179	$56,476,559

Class B shares
Sold	591,520	$24,869,309	174,287	$6,992,767
Distributions reinvested	1,650,260	69,603,289	914,455	35,210,477
Repurchased	(12,630,471)	(522,598,447)	(2,864,650)	(114,579,712)
Net decrease	(10,388,691)	($428,125,849)	(1,775,908)	($72,376,468)

Class C shares
Sold	202,737	$8,459,997	98,113	$3,915,490
Distributions reinvested	115,447	4,863,884	113,260	4,361,401
Repurchased	(421,145)	(17,325,178)	(168,308)	(6,685,768)
Net increase (decrease)	(102,961)	($4,001,297)	43,065	$1,591,123

Net decrease	(4,389,407)	($172,816,785)	(193,664)	($14,308,786)

1 Semiannual period from 11-1-05 through 4-30-06. Unaudited.

Note D
Investment
transactions

Purchases and proceeds from sales or maturities of securities, other than short-term securities and obligations of the U.S. government, during the period ended April 30, 2006, aggregated $22,557,203 and $244,653,193, respectively.

The cost of investments owned on April 30, 2006, including short-term investments, for federal income tax purposes, was $652,860,279. Gross unrealized appreciation and depreciation of investments aggregated $1,456,221,503 and $440,717, respectively, resulting in net unrealized appreciation of $1,455,780,786. The difference between book basis and tax basis net unrealized appreciation of investments is attributable primarily to the tax deferral of losses on certain sales of securities.

24

For more information

The Fund’s proxy voting policies, procedures and records are available without charge, upon request:

By phone	On the Fund’s Web site	On the SEC’s Web site
1-800-225-5291	www.jhfunds.com/proxy	www.sec.gov

Trustees	Francis V. Knox, Jr.	Custodian
Ronald R. Dion, Chairman	Vice President and	The Bank of New York
James R. Boyle†	Chief Compliance Officer	One Wall Street
James F. Carlin	John G. Vrysen	New York, NY 10286
Richard P. Chapman, Jr.*	Executive Vice President and
William H. Cunningham	Chief Financial Officer	Transfer agent
Charles L. Ladner*		John Hancock Signature
Dr. John A. Moore*	Investment adviser	Services, Inc.
Patti McGill Peterson*	John Hancock Advisers, LLC	1 John Hancock Way,
Steven R. Pruchansky	601 Congress Street	Suite 1000
*Members of the Audit Committee	Boston, MA 02210-2805	Boston, MA 02217-1000
†Non-Independent Trustee
	Subadviser	Legal counsel
Officers	Sovereign Asset	Wilmer Cutler Pickering
Keith F. Hartstein	Management LLC	Hale and Dorr LLP
President and	101 Huntington Avenue	60 State Street
Chief Executive Officer	Boston, MA 02199	Boston, MA 02109-1803
William H. King
Vice President and Treasurer	Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

The Fund’s investment objective, risks, charges and expenses are included in the prospectus and should be considered carefully before investing. For a prospectus, call your financial professional, call John Hancock Funds at 1-800-225-5291, or visit the Fund’s Web site at www.jhfunds.com. Please read the prospectus carefully before investing or sending money.

A listing of month-end portfolio holdings is available on our Web site, www.jhfunds.com. A more detailed portfolio holdings summary is available on a quarterly basis 60 days after the fiscal quarter on our Web site or upon request by calling 1-800-225-5291, or on the Securities and Exchange Commission’s Web site, www.sec.gov.

25

1-800-225-5291 1-800-554-6713 (TDD) 1-800-338-8080 EASI-Line www.jhfunds.com

Now available: electronic delivery www.jhfunds.com/edelivery

This report is for the information of the shareholders of John Hancock Regional Bank Fund.

010SA 4/06 6/06

JOHN HANCOCK

Small Cap Equity Fund

4.30.2006 **Semiannual Report**

JOHN HANCOCK FUNDS

Your fund at a glance

Managers’ report
page 2

A look at performance
page 6

Growth of $10,000
page 7

Your expenses
page 8

Fund’s investments
page 10

Financial statements
page 16

For more information
page 33

To Our Shareholders,

After producing modest returns in 2005, the stock market has advanced smartly in the first four months of 2006. The major indexes all advanced and produced four-month returns that were ahead of the market’s returns for all of 2005. For example, the Standard & Poor’s 500 Index returned 5.61% year-to-date through April 2006, versus 4.91% last year in total. Investors were encouraged by solid corporate earnings, a healthy economy and stable inflation, which suggested the Federal Reserve could be coming close to the end of its 18-month campaign of raising interest rates.

Despite the good results to date, it is anyone’s guess where the market will end 2006, especially given the wild cards of interest rate moves and record-high energy prices and their impact on corporate profits and the economy.

One thing we do know, however, is that the stock market’s pattern is one of extremes. Consider the last 10 years. From 1995 through 1999, we saw double-digit returns in excess of 20% per year, only to have 2000 through 2002 produce ever-increasing negative results, followed by another 20%-plus up year in 2004 and a less than 5% advance in 2005. Since 1926, the market, as measured by the Standard & Poor’s 500 Index, has produced average annual results of 10.4% . However, that “normal” return is rarely produced in any given year. In fact, calendar-year returns of 8% to 12% have occurred only five times in the 80 years since 1926.

Although the past in no way predicts the future, we have learned at least one lesson from history: Expect highs and lows in the short term, but always invest for the long term. Equally important: Work with your financial professional to maintain a diversified portfolio, spread out among not only different asset classes — stocks, bonds and cash — but also among various investment styles. It’s the best way we know of to benefit from, and weather, the market’s extremes.

Sincerely,

Keith F. Hartstein, President and Chief Executive Officer

This commentary reflects the CEO’s views as of April 30, 2006. They are subject to change at any time.

YOUR FUND AT A GLANCE

The Fund seeks capi- tal appreciation by normally investing at least 80% of its assets in equity securities of small- capitalization companies in the range of the Russell 2000 Index.

Over the last six months

* Stocks posted double-digit gains as economic and profit growth proved to be better than expected; small-cap stocks posted the best returns.

* The outperformance of lower-quality stocks contributed to the portfolio’s underperformance of its benchmark index and peer group.

* Industrial and energy stocks contributed favorably to results, while disappointing stock picks in the health care and information technology sectors detracted from performance.

Total returns for the Fund are at net asset value with all distributions reinvested.
These returns do not reflect the deduction of the maximum sales charge, which would reduce the performance shown above.

Top 10 holdings

2.6% Euronet Worldwide, Inc.
2.4% Medis Technologies Ltd.
2.3% FormFactor, Inc.
2.0% Trident Microsystems, Inc.
1.8% ResMed, Inc.
1.8% Medicis Pharmaceutical Corp. (Class A)
1.7% Imax Corp.
1.7% Infinity Property & Casualty Corp.
1.7% Raven Industries, Inc.
1.7% Celadon Group, Inc.

As a percentage of net assets on April 30. 2006.

BY ALAN E. NORTON, CFA, AND HENRY E. MEHLMAN, CFA, FOR THE
SOVEREIGN ASSET MANAGEMENT LLC PORTFOLIO MANAGEMENT TEAM

MANAGERS’ REPORT

JOHN HANCOCK

Small Cap Equity Fund

Recently shareholders of John Hancock Small Cap Growth Fund voted to merge the fund into John Hancock Small Cap Equity Fund. The merger was effective at the close of business on April 7, 2006.

Healthy profit and economic growth helped stocks post solid gains during the six months ended April 30, 2006. As the period began, the stock market was still struggling with the devastating damage inflicted by hurricanes Katrina and Rita. Investors were concerned about the negative impact that the natural disasters, rising interest rates and record-high prices for oil and other commodities would have on the U.S. economy and corporate earnings.

Despite these apparent headwinds, however, the underlying strength of the economy remained intact. After a modest, hurricane-induced hiccup in the final three months of 2005, the economy stormed back with an annual growth rate of nearly 5% in the first quarter of 2006. Profit growth also consistently exceeded expectations, with the companies in the Standard & Poor’s 500 Index producing double-digit earnings growth for the 16th consecutive quarter.

Small-cap stocks led the market’s advance; the small-cap Russell 2000 Index returned 18.91% for the six months, nearly doubling the 9.64% return of the large-cap S&P 500 Index.

“Healthy profit and economic growth helped stocks post solid gains during the six months ended April 30, 2006.”

Fund performance

For the six months ended April 30, 2006, John Hancock Small Cap Equity Fund’s Class A, Class B, Class C, Class I and Class R shares posted total returns of 16.20%, 15.82%, 15.82%, 16.54% and 15.73%, respectively, at net asset value. This performance trailed the 19.02% average return of Morningstar’s small growth fund category1 and the 18.91% return of the Russell 2000 Index. Keep in mind that your net asset value return will differ from the Fund’s performance if you were not invested in the Fund for the entire period and did not reinvest all distributions. See pages six and seven for historical performance information.

Despite a six-month return of more than 15%, the Fund lagged the performance of its benchmark index and Morningstar peer group average. One contributing factor was the outperformance of lower-quality stocks — those that tended to have a relatively low return on equity, less profitability and higher debt levels. In contrast, we focus on high-quality small-cap companies with reliable earnings growth, excellent profit margins, healthy balance sheets, experienced management and a leading market position. Stocks with these characteristics have historically produced the best results over the long term, but lower-quality stocks can enjoy short-term periods of outperformance, especially in a strong economic environment.

Health care lagged

Stock selection and sector positioning also contributed to the portfolio’s underperformance of the Russell 2000 Index. In particular, a sizable overweight in health care stocks weighed the most on relative results. The health care sector is a somewhat defensive segment of the market, so it often lags when the economy is strengthening.

From a fundamental perspective, our health care holdings held up well, generating solid earnings growth, but they were not rewarded by the market. On the positive side, we now see considerable unrecognized value in the health care sector.

Technology detracted

Information technology was the largest sector weighting in the portfolio, reflecting our expectations for increased capital expenditures on technology. Our overweight contributed favorably to results as technology stocks generally performed well, but stock selection in this sector detracted from performance relative to the benchmark index.

“Overweights in two cyclical sectors, industrials and energy, contributed favorably to relative results.”

SafeNet, Inc., which makes encryption software and hardware, was the biggest detractor from portfolio performance. The company is well positioned to benefit from a planned upgrade in the federal government’s security infrastructure. Unfortunately, SafeNet has executed poorly in recent quarters, leading to disappointing profit margins and earnings shortfalls. We continue to own the stock because we see several catalysts for growth and an attractive valuation.

Industry
distribution[2]

Industrials	20%

Health care	20%

Information
technology	18%

Financials	16%

Consumer
discretionary	9%

Energy	6%

Telecommunication
services	3%

Materials	2%

Consumer
staples	1%

Another disappointing performer was iRobot Corp., which went public in November 2005. iRobot makes the Roomba robotic vacuum cleaner and military robots that detect and defuse bombs and land mines, saving soldiers’ lives. We are very excited about this company and its “disruptive technology” driven by a proprietary operating system. However, the stock has fallen in recent months because the company plans to increase marketing and research spending in 2006, which will reduce profitability.

Industrials and energy outperformed

Cyclical stocks — those most sensitive to the strength of the economy — were the performance leaders over the past six months. Overweights in two cyclical sectors, industrials and energy, contributed favorably to relative results. Six of the top ten relative contributors came from these two sectors.

The portfolio’s best performance contributor was Medis Technologies Ltd., which makes fuel cells that power small portable electronic devices. This is another disruptive technology that has a multitude of potential uses by consumers, corporations and the military. Medis initiated production of its fuel cells during the past six months and also significantly reduced its long-term debt.

Joy Global, Inc., which makes underground coal-mining equipment, was another strong performer during the six-month period. As oil prices surged, demand for alternative energy sources such as coal skyrocketed, and Joy Global was a direct beneficiary. The performance of this stock has been so strong over the past two years — gaining 475% — that we chose to take profits toward the end of the period, selling nearly our entire position.

We also took profits in the portfolio’s energy holdings early in the six-month period, reducing our overweight and moving back toward a neutral position. The top contributors in this segment of the portfolio included oil services providers TETRA Technologies, Inc. and Core Laboratories NV.

Outlook

We meet with more than 600 companies every year, and one of the trends we have seen is a shift toward increased spending on capital improvements, research and development and marketing. Some investors don’t like to see companies sacrifice profitability, even in the short term, but we view this as a positive sign — corporations are expressing confidence in the future growth of their business.

“We have positioned the portfolio to benefit from increased capital spending, most notably with our overweights in industrial and technology stocks.”

We have positioned the portfolio to benefit from increased capital spending, most notably with our overweights in industrial and technology stocks. We are also confident that our emphasis on high-quality companies with strong fundamentals will prove beneficial as economic growth moderates.

This commentary reflects the views of the portfolio managers through the end of the Fund’s period discussed in this report. The managers’ statements reflect their own opinions. As such, they are in no way guarantees of future events and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

See the prospectus for the risks of investing in small-cap stocks.

[1] Figures from Morningstar, Inc. include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower. [2] As a percentage of net assets on April 30, 2006.

A LOOK AT PERFORMANCE

For the period ended April 30, 2006

	Class A	Class B	Class C	Class I1	Class R1
Inception date	1-3-94	1-3-94	5-1-98	8-15-01	8-5-03

Average annual returns with maximum sales charge (POP)
One year	29.76%	30.71%	34.71%	37.39%	36.12%

Five years	2.43	2.40	2.76	—	—

Ten years	10.98	10.93	—	—	—

Since inception	—	—	8.76	3.65	21.65

Cumulative total returns with maximum sales charge (POP)
Six months	10.40	10.82	14.82	16.54	15.73

One year	29.76	30.71	34.71	37.39	36.12

Five years	12.76	12.61	14.61	—	—

Ten years	183.34	182.12	—	—	—

Since inception	—	—	95.70	18.36	70.98

Performance figures assume all distributions are reinvested. Returns with maximum sales charge reflect a sales charge on Class A shares of 5%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The returns for Class C shares have been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. The Class B shares’ CDSC declines annually between years 1–6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charge is not applicable for Class I and Class R shares.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month-end, please call 1-800-225-5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Fund’s performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable.

1For certain types of investors as described in the Fund’s Class I and Class R share prospectuses.

GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in Class A shares for the period indicated. For comparison, we’ve shown the same investment in two separate indexes.

	Class B1	Class C1	Class I2	Class R2
Period beginning	4-30-96	5-1-98	8-15-01	8-5-03

Small Cap Equity Fund	$28,212	$19,570	$11,836	$17,098

Index 1	24,953	17,438	16,926	17,240

Index 2	31,804	20,770	18,076	17,999

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund’s Class B, Class C, Class I and Class R shares, respectively, as of April 30, 2006. The Class C shares investment with maximum sales charge has been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

Russell 2000 Index — Index 1 — is an unmanaged index composed of 2,000 U.S. small-capitalization stocks.

Standard & Poor’s SmallCap 600 Index — Index 2 — is an unmanaged index of 600 U.S. small-sized companies.

It is not possible to invest directly in an index. Index figures do not reflect sales charges and would be lower if they did.

1 No contingent deferred sales charge applicable.

2 For certain types of investors as described in the Fund’s Class I and Class R share prospectuses.

YOUR EXPENSES

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

* Transaction costs which include sales charges (loads) on
purchases or redemptions (varies by share class), minimum
account fee charge, etc.

* Ongoing operating expenses including management
fees, distribution and service fees (if applicable) and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund’s actual ongoing operating expenses, and is based on your fund’s actual return. It assumes an account value of $1,000.00 on October 31, 2005, with the same investment held until April 30, 2006.

Account value		Expenses paid
$1,000.00	Ending value	during period
on 10-31-05	on 4-30-06	ended 4-30-06[1]

Class A	$1,162.00	$7.57
Class B	1,158.20	11.22
Class C	1,158.20	11.33
Class I	1,165.40	4.56
Class R	1,157.30	11.36

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at April 30, 2006 by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Hypothetical example for comparison purposes

This table allows you to compare your fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annual return before expenses (which is not your fund’s actual return). It assumes an account value of $1,000.00 on October 31, 2005, with the same investment held until April 30, 2006. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

Account value		Expenses paid
$1,000.00	Ending value	during period
on 10-31-05	on 4-30-06	ended 4-30-06[1]

Class A	$1,017.80	$7.06
Class B	1,014.40	10.47
Class C	1,014.30	10.58
Class I	1,020.58	4.26
Class R	1,014.26	10.61

Remember, these examples do not include any transaction costs, such as sales charges; therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 1.41%, 2.11%, 2.11%, 0.85% and 2.12% for Class A, Class B, Class C, Class I and Class R, respectively, multiplied by the average account value over the period, multiplied by number of days in most recent fiscal half-year/365 or 366 (to reflect the one-half year period).

F I N A N C I A L S TAT E M E N T S

FUND’S INVESTMENTS

Securities owned by the Fund on April 30, 2006 (unaudited)

This schedule is divided into three main categories: common stocks, warrants and short-term investments. Common stocks and warrants are further broken down by industry group. Short-term investments, which represent the Fund’s cash position, are listed last.

Issuer	Shares	Value

Common stocks 95.07%		$1,002,366,355
(Cost $875,695,502)
Aerospace & Defense 1.44%		15,205,682

Argon ST, Inc. (I)	457,589	15,205,682
Asset Management & Custody Banks 0.96%		10,168,872

Waddell & Reed Financial, Inc. (Class A)	432,350	10,168,872
Biotechnology 2.34%		24,682,773

Acorda Therapeutics, Inc. (I)	276,575	1,355,218

AtheroGenics, Inc. (I)	441,700	6,250,055

Martek Biosciences Corp. (I)	575,000	17,077,500
Broadcasting & Cable TV 0.27%		2,851,020

XM Satellite Radio Holdings, Inc. (Class A) (I)	141,000	2,851,020
Building Products 2.62%		27,577,217

Modtech Holdings, Inc. (I)(W)	1,131,318	11,245,301

Simpson Manufacturing Co., Inc. (I)	408,400	16,331,916
Casinos & Gaming 2.75%		28,951,090

Bally Technologies, Inc. (I)	727,100	13,015,090

Pinnacle Entertainment, Inc. (I)	125,000	3,412,500

Progressive Gaming International Corp. (I)	1,150,000	12,523,500
Communications Equipment 1.18%		12,457,536

SeaChange International, Inc. (I)	525,000	3,533,250

Tekelec (I)	624,950	8,924,286
Computer Hardware 3.38%		35,645,338

Stratasys, Inc. (I)	442,050	14,477,138

Trident Microsystems, Inc. (I)(U)	795,797	21,168,200
Computer Storage & Peripherals 0.96%		10,114,320

LaserCard Corp. (I)(W)	594,960	10,114,320

See notes to financial statements.

F I N A N C I A L S TAT E M E N T S

Issuer	Shares	Value
Construction Materials 1.52%		$15,998,000

Headwaters, Inc. (I)	475,000	15,998,000
Construction & Engineering 0.76%		8,037,010

Stantec, Inc. (Canada) (E)(I)	207,700	8,037,010
Construction & Farm Machinery & Heavy Trucks 1.36%		14,314,189

Joy Global, Inc. (U)	40,100	2,634,169

Oshkosh Truck Corp. (U)	190,850	11,680,020
Consumer Finance 1.71%		18,003,260

Infinity Property & Casualty Corp.	401,500	18,003,260
Diversified Chemicals 0.59%		6,209,192

American Vanguard Corp.	253,333	6,209,192
Diversified Commercial Services 1.88%		19,858,072

Corrections Corp. of America (I)	293,150	13,156,572

Quixote Corp.	325,000	6,701,500
Diversified Financial Services 4.29%		45,200,975

Euronet Worldwide, Inc. (I)(U)	776,000	27,734,240

FTI Consulting, Inc. (I)	607,750	17,466,735
Drug Retail 0.69%		7,305,227

Matrixx Initiatives, Inc. (I)	448,724	7,305,227
Electrical Components & Equipment 6.49%		68,469,589

Axsys Technologies, Inc. (I)	78,000	1,311,960

Color Kinetics, Inc. (I)	459,301	9,732,588

Intermagnetics General Corp. (I)	718,049	15,596,024

KFx, Inc. (I)	935,000	16,876,750

Medis Technologies Ltd. (I)(L)	842,982	24,952,267
Electronic Equipment Manufacturers 2.23%		23,471,462

FARO Technologies, Inc. (I)(W)	737,300	11,199,587

Measurement Specialties, Inc. (I)	467,500	12,271,875
Employment Services 1.22%		12,829,552

Barrett Business Services, Inc. (I)	485,600	12,829,552
Health Care Equipment 10.22%		107,755,122

Adeza Biomedical Corp. (I)	555,829	9,521,351

Caliper Life Sciences, Inc. (I)	1,116,504	6,799,509

Cyberonics, Inc. (I)	433,000	10,041,270

Electro-Optical Sciences, Inc. (I)(W)	697,200	4,043,760

Kensey Nash Corp. (I)	191,600	5,780,572

Kyphon, Inc. (I)	326,800	13,578,540

See notes to financial statements.

F I N A N C I A L S TAT E M E N T S

Issuer	Shares	Value
Health Care Equipment (continued)

NuVasive, Inc. (I)	483,435	$9,630,025

ResMed, Inc. (I)	438,800	18,934,220

Somanetics Corp. (I)	520,000	8,533,200

Sonosite, Inc.	465,700	17,580,175

Zoll Medical Corp. (I)	125,000	3,312,500
Health Care Services 1.98%		20,878,510

Allscripts Healthcare Solutions, Inc. (I)	697,000	11,869,910

HealthExtras, Inc. (I)	310,000	9,008,600
Health Care Supplies 2.16%		22,796,909

ev3, Inc. (I)	467,260	7,331,309

IntraLase Corp. (I)	720,000	15,465,600
Home Furnishings 0.85%		8,965,026

Select Comfort Corp. (I)(U)	224,350	8,965,026
Industrial Machinery 1.68%		17,695,276

Raven Industries, Inc.	436,597	17,695,276
Internet Software & Services 3.82%		40,277,546

aQuantive, Inc. (I)	560,750	14,052,395

Opsware, Inc. (I)	1,992,100	16,853,166

SafeNet, Inc. (I)	466,500	9,371,985
Investment Banking & Brokerage 1.29%		13,549,000

iShares Russell 2000 Growth Index Fund	170,000	13,549,000
Life & Health Insurance 0.63%		6,663,572

Scottish Re Group Ltd. (Cayman Islands) (I)	286,852	6,663,572
Movies & Entertainment 1.72%		18,104,025

Imax Corp. (Canada) (I)	1,815,850	18,104,025
Oil & Gas Drilling 1.91%		20,159,180

InterOil Corp. (Canada) (I)	578,000	7,982,180

TETRA Technologies, Inc. (I)	247,500	12,177,000
Oil & Gas Equipment & Services 2.25%		23,750,588

Core Laboratories NV (Netherlands) (I)	206,150	12,626,688

Superior Energy Services, Inc. (I)	346,000	11,123,900
Oil & Gas Exploration & Production 1.63%		17,198,534

Connacher Oil & Gas Ltd. (Canada) (I)	1,000,000	3,587,524

Delta Petroleum Corp. (I)	229,650	4,599,890

Toreador Resources Corp. (I)	292,000	9,011,120

See notes to financial statements.

F I N A N C I A L S TAT E M E N T S

Issuer	Shares	Value
Packaged Foods & Meats 0.04%		$432,952

Galaxy Nutritional Foods, Inc. (I)(W)	1,139,348	432,952
Pharmaceuticals 2.65%		27,957,203

Medicis Pharmaceutical Corp. (Class A)	565,350	18,588,708

NitroMed, Inc. (I)	799,000	6,671,650

Salix Pharmaceuticals Ltd. (I)	196,850	2,696,845
Property & Casualty Insurance 0.74%		7,808,900

ProAssurance Corp. (I)	155,000	7,808,900
Regional Banks 6.08%		64,094,873

Boston Private Financial Holdings, Inc.	367,700	12,226,025

IBERIABANK Corp.	167,475	9,809,011

Pacific Mercantile Bancorp. (I)	300,000	5,918,970

Texas Regional Bancshares, Inc. (Class A)	133,693	3,832,978

UCBH Holdings, Inc.	395,600	6,998,164

Umpqua Holdings Corp.	530,000	13,992,000

Wintrust Financial Corp.	218,700	11,317,725
Restaurants 2.85%		30,083,150

Buffalo Wild Wings, Inc. (I)	204,000	8,808,720

McCormick & Schmick’s Seafood Restaurants, Inc. (I)	442,190	11,054,750

Texas Roadhouse, Inc. (Class A) (I)	676,800	10,219,680
Semiconductor Equipment 2.81%		29,575,178

FormFactor, Inc. (I)(U)	582,200	24,271,918

Supertex, Inc. (I)	137,319	5,303,260
Specialty Stores 0.92%		9,699,865

A.C. Moore Arts & Crafts, Inc. (I)	520,100	9,699,865
Systems Software 3.18%		33,561,025

Access Integrated Technologies, Inc. (I)	741,500	9,936,100

Concur Technologies, Inc. (I)	807,500	12,588,925

Progress Software Corp. (I)	400,000	11,036,000
Technology Distributors 2.20%		23,172,320

Global Imaging Systems, Inc. (I)	312,000	11,653,200

iRobot Corp. (I)	528,400	11,519,120
Telecommunication Services 1.04%		10,981,700

Comtech Telecommunications Corp. (I)	386,000	10,981,700
Trucking 1.67%		17,605,525

Celadon Group, Inc. (I)	647,500	17,605,525

See notes to financial statements.

F I N A N C I A L S TAT E M E N T S

Issuer		Shares	Value

Wireless Telecommunication Services 2.11%			$22,250,000

I.D. Systems, Inc. (I)		485,000	11,446,000

Radyne ComStream, Inc. (I)		375,000	5,733,750

Spectralink Corp.		425,000	5,070,250

Issuer		Shares	Value

Warrants 0.00%			$0
(Cost $0)
Technology Distributors 0.00%			0

Access Integrated Technologies, Inc. (B)		75,000	0

	Interest	Par value
Issuer, description, maturity date	rate	(000)	Value

Short-term investments 4.58%			$48,331,720
(Cost $48,331,720)
Joint Repurchase Agreement 4.03%			42,532,000

Investment in a joint repurchase agreement transaction
with Barclays — Dated 4-28-06, due 5-1-06
(Secured by U.S. Treasury Inflation Indexed Bond
3.875%, due 4-15-29 and U.S. Treasury Inflation
Indexed Note 2.375%, due 4-15-11)	4.710%	$42,532	42,532,000

		Shares
Cash Equivalents 0.55%			5,799,720

AIM Cash Investment Trust (T)		5,799,720	5,799,720

Total investments 99.65%			$1,050,698,075

Other assets and liabilities, net 0.35%			$3,681,902

Total net assets 100.00%			$1,054,379,977

See notes to financial statements.

F I N A N C I A L S TAT E M E N T S

Notes to Schedule of Investments

(B) This security is fair valued in good faith under procedures established by the Board of Trustees.

(E) Parenthetical disclosure of a foreign country in the security description represents country of local currency; par value is expressed in local currency.

(I) Non-income-producing security.

(L) All or a portion of this security is on loan as of April 30, 2006.

(T) Represents investment of securities lending collateral.

(U) All or a portion of this security is pledged as collateral for written call options.

(W) Issuer is an affiliate of John Hancock Advisers, LLC.

Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer;
however, security is U.S. dollar-denominated.

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

See notes to financial statements.

F I N A N C I A L S TAT E M E N T S

ASSETS AND LIABILITIES

April 30, 2006 (unaudited)

This Statement of Assets and Liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets
Investments at value including $5,686,000
of securities loaned
Unaffiliated issuers (cost $882,800,494)	$1,013,662,155
Affiliated issuers (cost $41,226,728)	37,035,920
Cash	2,451,304
Receivable for investments sold	16,385,153
Receivable for shares sold	643,412
Dividends and interest receivable	110,962
Other assets	222,640
Total assets	1,070,511,546

Liabilities
Payable for investments purchased	5,774,757
Payable for shares repurchased	2,922,334
Payable on return of securities loaned	5,799,720
Payable for options written, at value
(premiums received $291,969)	144,750
Payable to affiliates
Management fees	622,026
Distribution and service fees	71,386
Other	490,992
Other payables and accrued expenses	305,604
Total liabilities	16,131,569

Net assets
Capital paid-in	1,131,701,780
Accumulated net realized loss on investments,
options written and foreign currency transactions	(200,715,472)
Net unrealized appreciation of investments and
options written	126,818,072
Accumulated net investment loss	(3,424,403)
Net assets	$1,054,379,977

Net asset value per share
Based on net asset values and shares outstanding —
the Fund has an unlimited number of shares
authorized with no par value
Class A ($709,892,638 ÷ 30,543,753 shares)	$23.24
Class B ($239,170,187 ÷ 11,002,261 shares)	$21.74
Class C ($66,926,674 ÷ 3,078,437 shares)	$21.74
Class I ($36,107,867 ÷ 1,507,106 shares)	$23.96
Class R ($2,282,611 ÷ 98,796 shares)	$23.10

Maximum offering price per share
Class A1 ($23.24 ÷ 95%)	$24.46

1 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to financial statements.

F I N A N C I A L S TAT E M E N T S

OPERATIONS

For the period ended April 30, 2006 (unaudited)[1]

This Statement of Operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income
Dividends	$502,676
Securities lending	245,559
Interest	199,524
Total investment income	947,759

Expenses
Investment management fees	1,847,409
Class A distribution and service fees	432,754
Class B distribution and service fees	779,194
Class C distribution and service fees	259,949
Class R distribution and service fees	4,869
Class A, B and C transfer agent fees	905,237
Class I transfer agent fees	7,431
Class R transfer agent fees	8,030
Accounting and legal services fees	56,160
Custodian fees	52,449
Printing	44,605
Registration and filing fees	27,141
Professional fees	22,091
Miscellaneous	21,783
Interest	10,381
Trustees’ fees	10,011
Compliance fees	7,444
Total expenses	4,496,938
Less expense reductions	(132,663)
Net expenses	4,364,275
Net investment loss	(3,416,516)

Realized and unrealized gain (loss)
Net realized gain (loss) on
Investments (including $1,119,666 net realized loss
on sales of investments in affiliated issuers)	36,499,243
Options written	(110,725)
Foreign currency transactions	(12,350)
Change in net unrealized appreciation (depreciation) of
Investments	31,380,381
Options written	88,675
Net realized and unrealized gain	67,845,224
Increase in net assets from operations	$64,428,708

1 Semiannual period from 11-1-05 through 4-30-06.

See notes to financial statements.

F I N A N C I A L S TAT E M E N T S

CHANGES IN NET ASSETS

These Statements
of Changes in Net
Assets show how
the value of the
Fund’s net assets
has changed
during the last
two periods. The
difference reflects
earnings less
expenses, any
investment
gains and losses,
distributions, if
any, paid to
shareholders and
the net of Fund
share transactions.

	Year	Period
	ended	ended
	10-31-05	4-30-06[1]

Increase (decrease) in net assets
From operations
Net investment loss	($6,045,642)	($3,416,516)
Net realized gain	54,733,290	36,376,168
Change in net unrealized
appreciation (depreciation)	12,987,766	31,469,056
Increase in net assets
resulting from operations	61,675,414	64,428,708
From Fund share transactions	(94,264,866)	561,820,913

Net assets
Beginning of period	460,719,808	428,130,356
End of period[2]	$428,130,356	$1,054,379,977

[1] Semiannual period from 11-1-05 through 4-30-06. Unaudited. [2] Includes accumulated net investment loss of $7,887 and $3,424,403, respectively.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S

FINANCIAL HIGHLIGHTS

CLASS A SHARES

The Financial Highlights show how the Fund’s net asset value for a share has changed since the end of the previous period.

Period ended	10-31-01[1]	10-31-02[1]	10-31-03	10-31-04	10-31-05	4-30-06[2]

Per share operating performance
Net asset value,
beginning of period	$22.07	$16.59	$11.43	$15.61	$17.38	$20.00
Net investment loss[3]	(0.18)	(0.16)	(0.12)	(0.13)	(0.20)	(0.12)
Net realized and unrealized
gain (loss) on investments	(3.49)	(4.83)	4.30	1.90	2.82	3.36
Total from
investment operations	(3.67)	(4.99)	4.18	1.77	2.62	3.24
Less distributions
From net realized gain	(1.81)	(0.17)	—	—	—	—
Net asset value,
end of period	$16.59	$11.43	$15.61	$17.38	$20.00	$23.24
Total return[4] (%)	(18.02)	(30.44)	36.57	11.34[5]	15.07[5]	16.20[5,6]

Ratios and supplemental data
Net assets, end of period
(in millions)	$353	$201	$220	$213	$214	$710
Ratio of expenses
to average net assets (%)	1.35	1.58	1.83	1.48	1.42	1.41[7]
Ratio of gross expenses
to average net assets[8] (%)	—	—	—	1.51	1.47	1.46[7]
Ratio of net investment loss
to average net assets (%)	(0.95)	(1.00)	(0.91)	(0.79)	(1.05)	(1.05)[7]
Portfolio turnover (%)	66	44	52	54	38	22[9]

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S

CLASS B SHARES

Period ended	10-31-01[1]	10-31-02[1]	10-31-03	10-31-04	10-31-05	4-30-06[2]

Per share operating performance
Net asset value,
beginning of period	$21.51	$16.02	$10.96	$14.85	$16.43	$18.77
Net investment loss[3]	(0.31)	(0.26)	(0.19)	(0.24)	(0.31)	(0.18)
Net realized and unrealized
gain (loss) on investments	(3.37)	(4.63)	4.08	1.82	2.65	3.15
Total from
investment operations	(3.68)	(4.89)	3.89	1.58	2.34	2.97
Less distributions
From net realized gain	(1.81)	(0.17)	—	—	—	—
Net asset value, end of period	$16.02	$10.96	$14.85	$16.43	$18.77	$21.74
Total return[4] (%)	(18.58)	(30.90)	35.49	10.64[5]	14.24[5]	15.82[5,6]

Ratios and supplemental data
Net assets, end of period
(in millions)	$288	$175	$191	$168	$140	$239
Ratio of expenses
to average net assets (%)	2.05	2.28	2.53	2.18	2.12	2.11[7]
Ratio of gross expenses
to average net assets[8] (%)	—	—	—	2.21	2.17	2.16[7]
Ratio of net investment loss
to average net assets (%)	(1.65)	(1.70)	(1.61)	(1.48)	(1.75)	(1.75)[7]
Portfolio turnover (%)	66	44	52	54	38	22[9]

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S

CLASS C SHARES

Period ended	10-31-01[1]	10-31-02[1]	10-31-03	10-31-04	10-31-05	4-30-06[2]

Per share operating performance
Net asset value,
beginning of period	$21.51	$16.02	$10.96	$14.86	$16.43	$18.77
Net investment loss[3]	(0.30)	(0.26)	(0.20)	(0.24)	(0.31)	(0.18)
Net realized and unrealized
gain (loss) on investments	(3.38)	(4.63)	4.10	1.81	2.65	3.15
Total from
investment operations	(3.68)	(4.89)	3.90	1.57	2.34	2.97
Less distributions
From net realized gain	(1.81)	(0.17)	—	—	—	—
Net asset value, end of period	$16.02	$10.96	$14.86	$16.43	$18.77	$21.74
Total return[4] (%)	(18.58)	(30.90)	35.58	10.57[5]	14.24[5]	15.82[5,6]

Ratios and supplemental data
Net assets, end of period
(in millions)	$96	$63	$74	$59	$48	$67
Ratio of expenses
to average net assets (%)	2.05	2.28	2.52	2.17	2.12	2.11[7]
Ratio of gross expenses
to average net assets (%)	—	—	—	2.20	2.17	2.16[7]
Ratio of net investment loss
to average net assets[8] (%)	(1.62)	(1.70)	(1.61)	(1.47)	(1.75)	(1.74)[7]
Portfolio turnover (%)	66	44	52	54	38	22[9]

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S

CLASS I SHARES

Period ended	10-31-01[1,10] 10-31-02		10-31-03	10-31-04	10-31-05	4-30-06[2]

Per share operating performance
Net asset value,
beginning of period	$20.44	$16.61	$11.53	$15.86	$17.77	$20.56
Net investment loss[3]	—[11]	(0.09)	(0.02)	(0.03)	(0.10)	(0.05)
Net realized and unrealized
gain (loss) on investments	(3.83)	(4.82)	4.35	1.94	2.89	3.45
Total from
investment operations	(3.83)	(4.91)	4.33	1.91	2.79	3.40
Less distributions
From net realized gain	—	(0.17)	—	—	—	—
Net asset value,
end of period	$16.61	$11.53	$15.86	$17.77	$20.56	$23.96
Total return[4] (%)	(18.74)[6]	(29.91)	37.55	12.04	15.70	16.54[6]

Ratios and supplemental data
Net assets, end of period
(in millions)	—[12]	$14	$17	$21	$25	$36
Ratio of expenses
to average net assets (%)	0.87[7]	1.28	1.03	0.86	0.87	0.85[7]
Ratio of net investment loss
to average net assets (%)	(0.06)[7]	(0.69)	(0.12)	(0.19)	(0.50)	(0.48)[7]
Portfolio turnover (%)	66	44	52	54	38	22[9]

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S

CLASS R SHARES

Period ended	10-31-03[10]	10-31-04	10-31-05	4-30-06[2]

Per share operating performance
Net asset value,
beginning of period	$13.51	$15.60	$17.35	$19.96
Net investment loss[3]	(0.03)	(0.16)	(0.20)	(0.19)
Net realized and unrealized
gain on investments	2.12	1.91	2.81	3.33
Total from investment operations	2.09	1.75	2.61	3.14
Less distributions
Net asset value, end of period	$15.60	$17.35	$19.96	$23.10
Total return[4] (%)	15.47[6]	11.22	15.04	15.73[6]

Ratios and supplemental data
Net assets, end of period
(in millions)	—[12]	—[12]	$2	$2
Ratio of expenses
to average net assets (%)	1.66[7]	1.62	1.44	2.12[7]
Ratio of net investment loss
to average net assets (%)	(0.86)[7]	(0.96)	(1.07)	(1.75)[7]
Portfolio turnover (%)	52	54	38	22[9]

[1] Audited by previous auditor.
[2] Semiannual period from 11-1-05 through 4-30-06. Unaudited.
[3] Based on the average of the shares outstanding.
[4] Assumes dividend reinvestment and does not reflect the effect of sales charges.
[5] Total returns would have been lower had certain expenses not been reduced during the periods shown.
[6] Not annualized.
[7] Annualized.
[8] Does not take into consideration expense reductions during the periods shown.
[9] Excludes merger activity.
[10] Class I and Class R shares began operations on 8-15-01 and 8-5-03, respectively.
[11] Less than $0.01 per share.
[12] Less than $500,000.

See notes to financial statements.

NOTES TO STATEMENTS

Unaudited

Note A Accounting policies

John Hancock Small Cap Equity Fund (the “Fund”) is a diversified series of John Hancock Investment Trust II (the “Trust”), an open-end management investment company registered under the Investment Company Act of 1940. The investment objective of the Fund is to seek capital appreciation.

The Trustees have authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B, Class C, Class I and Class R shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Significant accounting policies of the Fund are as follows:

Valuation of investments

Securities in the Fund’s portfolio are valued on the basis of market quotations, valuations provided by independent pricing services or, if quotations are not readily available, or the value has been materially affected by events occurring after the closing of a foreign market, at fair value as determined in good faith in accordance with procedures approved by the Trustees. Short-term debt investments which have a remaining maturity of 60 days or less may be valued at amortized cost, which approximates market value. Investments in AIM Cash Investment Trust are valued at their net asset value each business day. All portfolio transactions initially expressed in terms of foreign currencies have been translated into U.S. dollars as described in “Foreign currency translation” below.

Joint repurchase agreement

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, LLC (the “Adviser”), a wholly owned subsidiary of John Hancock Financial Services, Inc., a subsidiary of Manulife Financial Corporation (“MFC”), may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund’s custodian bank receives delivery of the underlying securities for the joint account on the Fund’s behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

Foreign currency translation

All assets or liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars based on London currency exchange quotations as of 4:00 P.M., London time, on the date of any determination of the net asset value of the Fund. Transactions affecting statement of operations accounts and net realized gain (loss) on investments are translated at the rates prevailing at the dates of the transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctua-tions are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign currency exchange gains or losses arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid.

Net unrealized foreign currency exchange gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

Investment transactions

Investment transactions are recorded as of the date of purchase, sale or maturity. Net realized gains and losses on sales of investments are determined on the identified cost basis. Capital gains realized on some foreign securities are subject to foreign taxes, which are accrued as applicable.

Class allocations

Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the appropriate net asset value of the respective classes. Distribution and service fees, if any, and transfer agent fees for Class I and Class R shares, are calculated daily at the class level based on the appropriate net asset value of each class and the specific expense rate(s) applicable to each class.

Expenses

The majority of expenses are directly identifiable to an individual fund. Expenses that are not readily identifi-able to a specific fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

Bank borrowings

The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Fund has entered into a syndicated line of credit agreement with various banks. This agreement enables the Fund to participate, with other funds managed by the Adviser, in an unsecured line of credit with banks, which permits borrowings of up to $150 million, collectively. Interest is charged to each fund based on its borrowing. In addition, a commitment fee is charged to each fund based on the average daily unused portion of the line of credit, and is allocated among the participating funds. The Fund had no borrowing activity under the line of credit during the period ended April 30, 2006.

Securities lending

The Fund may lend securities to certain qualified brokers who pay the Fund negotiated lender fees. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of delay of the loaned securities in recovery or even loss of rights in the collateral, should the borrower of the securities fail financially. At April 30, 2006, the Fund loaned securities having a market value of $5,686,000 collateralized by cash in the amount of $5,799,720. The cash collateral was invested in a short-term instrument. Securities lending expenses are paid by the Fund to the Adviser.

Options

The Fund may enter into option contracts. Options will generally be valued at the last quoted sales price on the exchange on which they are primarily traded. Upon the writing of a call or put option, an amount equal to the premium received by the Fund will be included in the Fund’s Statement of Assets and Liabilities as an asset and corresponding liability. The amount of the liability will be subsequently marked to market to reflect the current market value of the written option.

The Fund may use option contracts to manage its exposure to the price volatility of financial instruments. Writing puts and buying calls will tend to increase the Fund’s exposure to the underlying instrument, and buying puts and writing calls will tend to decrease the Fund’s exposure to the underlying instrument, or hedge other Fund investments.

The maximum exposure to loss for any purchased options will be limited to the premium initially paid for the option. In all other cases, the face (or “notional”) amount of each contract at value will reflect the maximum exposure of the Fund in these contracts, but the actual exposure will be limited to the change in value of the contract over the period the contract remains open.

Risks may also arise if coun-terparties do not perform under the contracts’ terms (“credit risk”) or if the Fund is unable to offset a contract with a counterparty on a timely basis (“liquidity risk”). Exchange-traded options have minimal credit risk as the exchanges act as counterparties to each transaction, and only present liquidity risk in highly unusual market conditions. To minimize credit and liquidity risks in over-the-counter option contracts, the Fund continuously monitors the creditworthiness of all its counterparties.

At any particular time, except for purchased options, market or credit risk may involve amounts in excess of those reflected in the Fund’s Statement of Assets and Liabilities.

Written options for the period ended April 30, 2006, were as follows:

	NUMBER OF CONTRACTS	PREMIUMS RECEIVED

Outstanding, beginning of period	2,050	$400,544
Options written	4,141	758,042
Option closed	(954)	(126,098)
Options expired	(1,420)	(265,640)
Options exercised	(2,417)	(474,879)
Outstanding, end of period	1,400	$291,969

Summary of written options outstanding on April 30, 2006:

	NUMBER OF	EXERCISE	EXPIRATION
NAME OF ISSUER	CONTRACTS	PRICE	DATE	VALUE

CALLS
Euronet Worldwide, Inc.	200	$40.00	May 22, 2006	$7,000
Formfactor, Inc.	350	45.00	May 22, 2006	26,250
Joy Global, Inc.	100	70.00	June 19, 2006	32,000
Joy Global, Inc.	100	75.00	June 19, 2006	18,500
Oshkosh Truck Corp.	250	65.00	May 22, 2006	25,000
Select Comfort Corp.	200	40.00	May 22, 2006	29,000
Trident Microsystems, Inc.	200	30.00	May 22, 2006	7,000

Total	1,400			$144,750

Short sales

The Fund, in “selling short”, sells borrowed securities, which must at some date be repurchased and returned to the lender. The risk associated with this practice is that, if the market value of securities sold short increases, the Fund may realize losses upon repurchase at prices which may exceed the prices used in determining the liability on the Fund’s Statement of Assets and Liabilities. Further, in unusual circumstances, the Fund may be unable to repurchase securities to close its short positions except at prices above those previously quoted in the market.

Forward foreign currency exchange contracts

The Fund may enter into forward foreign currency exchange contracts as a hedge against the effect of fluctuations in currency exchange rates. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date at a set price. The aggregate principal amounts of the contracts are marked to market daily at the applicable foreign currency exchange rates. Any resulting unrealized gains and losses are included in the determination of the Fund’s daily net asset value. The Fund records realized gains and losses at the time the forward foreign currency exchange contracts are closed out. Risks may arise upon entering these contracts from the potential inability of coun-terparties to meet the terms of the contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. These contracts involve market or credit risk in excess of the unrealized gain or loss reflected in the Fund’s Statement of Assets and Liabilities.

The Fund may also purchase and sell forward contracts to facilitate the settlement of foreign currency denominated portfolio transactions, under which it intends to take delivery of the foreign currency. Such contracts normally involve no market risk if they are offset by the currency amount of the underlying transactions. The Fund had no open forward foreign currency exchange contracts on April 30, 2006.

Federal income taxes

The Fund qualifies as a “regulated investment company” by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required. For federal income tax purposes, the Fund has $353,958,623 of capital loss carryforward available, to the extent provided by regulations, to offset future net realized capital gains. To the extent that such carryfor-ward is used by the Fund, no capital gain distributions will be made. The loss carryforward expires as follows: October 31, 2008 — $2,211,877,

October 31, 2009 —$114,751,940, October 31, 2010 — $171,437,176 and October 31, 2011 —$65,557,630. Availability of a certain amount of the loss carryforward, which was acquired on June 28, 2002, in a merger with John Hancock Small Cap Equity Fund Y, may be limited in a given year.

Dividends, interest and distributions

Dividend income on investment securities is recorded on the ex-dividend date or, in the case of some foreign securities, on the date thereafter when the Fund identifies the dividend. Interest income on investment securities is recorded on the accrual basis. Foreign income may be subject to foreign withholding taxes, capital gains and repatriation taxes imposed by certain countries in which the Fund invests, which are accrued as applicable.

The Fund records distributions to shareholders from net investment income and net realized gains, if any, on the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Use of estimates

The preparation of these financial statements, in accordance with accounting principles generally accepted in the United States of America,incorpo-rates estimates made by management in determining the reported amount of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from these estimates.

Note B
Management fee and
transactions with
affiliates and others

The Fund has an investment management contract with the Adviser. Under the investment management contract, the Fund pays a monthly management fee to the Adviser equivalent, on an annual basis to the sum of: (a) 0.70% of the first $1,000,000,000 of the Fund’s average daily net asset value and (b) 0.685% of the Fund’s average daily net asset value in excess of $1,000,000,000.

Effective December 31, 2005, the investment management teams of the Adviser were reorganized into Sovereign Asset Management LLC (“Sovereign”), a wholly owned indirect subsidiary of John Hancock Life Insurance Company (“JHLICo”), a subsidiary of MFC. The Adviser remains the principal advisor on the Fund and Sovereign acts as subadviser under the supervision of the Adviser. The restructuring did not have an impact on the Fund, which continues to be managed using the same investment philosophy and process. The Fund is not responsible for payment of the subadvisory fees.

The Trust has a Distribution Agreement with John Hancock Funds, LLC (“JH Funds”), a wholly owned subsidiary of the Adviser. The Fund has adopted Distribution Plans with respect to Class A, Class B, Class C and Class R, pursuant to Rule 12b-1 under the Investment Company Act of 1940, to reimburse JH Funds for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes monthly payments to JH Funds at an annual rate not to exceed 0.30%, 1.00%, 1.00% and 0.50% of the average daily net asset value of Class A, Class B, Class C and Class R, respectively. A maximum of 0.25% of such payments may be service fees, as defined by the Conduct Rules of the National Association of Securities

Dealers. Under the Conduct Rules, curtailment of a portion of the Fund’s 12b-1 payments could occur under certain circumstances.

Class A shares are assessed up-front sales charges. During the period ended April 30, 2006, JH Funds received net up-front sales charges of $130,210 with regard to sales of Class A shares. Of this amount, $12,786 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $112,420 was paid as sales commissions to unrelated broker-dealers and $5,004 was paid as sales commissions to sales personnel of Signator Investors, Inc. (“Signator Investors”), a related broker-dealer. The Adviser’s indirect parent, JHLICo is the indirect sole shareholder of Signator Investors.

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge (“CDSC”) at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to JH Funds and are used, in whole or in part, to defray its expenses for providing distribution-related services to the Fund in connection with the sale of Class B and Class C shares. During the period ended April 30, 2006, CDSCs received by JH Funds amounted to $178,440 for Class B shares and $847 for Class C shares.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (“Signature Services”), an indirect subsidiary of JHLICo. For Class A, Class B and Class C shares, the Fund pays a monthly transfer agent fee at an annual rate of 0.05% of each class’s average daily net asset value, plus a fee based on the number of shareholder accounts and reimbursement for certain out-of-pocket expenses, aggregated and allocated to each class on the basis of its relative net asset value. For Class I shares the Fund pays a monthly transfer agent fee at a total annual rate of 0.05% of Class I average daily net asset value. For Class R shares, the Fund pays a monthly transfer agent fee at an annual rate of 0.05% of the Class R average net asset value, plus a fee based on the number of shareholder accounts and reimbursement for certain out-of-pocket expenses. Signature Services agreed to voluntarily reduce the Fund’s asset-based portion of the transfer agent fee for Class A, Class B and Class C shares if the total transfer agent fee exceeds the Lipper, Inc. median transfer agency fee for comparable mutual funds by greater than 0.05% . Accordingly, the transfer agent expense for Class A, Class B and Class C shares was reduced by $132,663 for the period ended April 30, 2006. Signature Services reserves the right to terminate this limitation at any time.

The Fund has an agreement with the Adviser and affiliates to perform necessary tax, accounting and legal services for the Fund. The compensation for the period amounted to $56,160. The Fund also paid the adviser the amount of $972 for certain publishing services, included in the printing fees. The Fund reimbursed JHLICo for certain compliance costs, included in the Fund’s Statement of Operations.

The Adviser and other subsidiaries of JHLICo owned 7,402 Class R shares of beneficial interest of the Fund on April 30, 2006.

Mr. James R. Boyle is Chairman of the Adviser, as well as affiliated Trustee of the Fund, and is compensated by the Adviser and/or its affiliates. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer, for tax purposes, their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund’s deferred compensation liability are recorded on the Fund’s books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investments, as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

Note C Fund share transactions

This listing illustrates the number of Fund shares sold, issued in reorganization and repurchased during the last two periods, along with the corresponding dollar value.

	Year ended 10-31-05		Period ended 4-30-06[1]
	Shares	Amount	Shares	Amount

Class A shares
Sold	2,647,693	$49,997,608	1,916,623	$43,024,953
Issued in reorganization	—	—	19,990,293	466,529,456
Repurchased	(4,212,760)	(79,223,142)	(2,052,319)	(45,430,225)
Net increase (decrease)	(1,565,067)	($29,225,534)	19,854,597	$464,124,184

Class B shares
Sold	464,907	$8,239,959	246,919	$5,136,687
Issued in reorganization	—	—	4,675,296	102,097,249
Repurchased	(3,207,103)	(56,746,187)	(1,388,773)	(28,889,619)
Net increase (decrease)	(2,742,196)	($48,506,228)	3,533,442	$78,344,317

Class C shares
Sold	190,953	$3,372,927	136,124	$2,853,227
Issued in reorganization	—	—	711,155	15,531,563
Repurchased	(1,227,821)	(21,758,177)	(315,530)	(6,504,799)
Net increase (decrease)	(1,036,868)	($18,385,250)	531,749	$11,879,991

Class I shares
Sold	269,162	$5,317,353	302,383	$6,914,294
Issued in reorganization	—	—	89,674	2,156,522
Repurchased	(245,884)	(4,814,989)	(82,960)	(1,906,713)
Net increase	23,278	$502,364	309,097	$7,164,103

Class R shares
Sold	89,641	$1,671,883	42,253	$930,873
Repurchased	(16,932)	(322,101)	(28,529)	(622,555)
Net increase	72,709	$1,349,782	13,724	$308,318

Net increase (decrease)	(5,248,144)	($94,264,866)	24,242,609	$561,820,913

[1] Semiannual period from 11-1-05 through 4-30-06. Unaudited.

Note D Investment transactions

Purchases and proceeds from sales or maturities of securities, other than short-term securities and obligations of the U.S. government, during the period ended April 30, 2006, aggregated $99,793,907 and $170,206,033, respectively.

The cost of investments owned on April 30, 2006, including short-term investments, for federal income tax purposes, was $924,027,222. Gross unrealized appreciation and depreciation of investments aggregated $176,065,636 and $49,394,783, respectively, resulting in net unrealized appreciation of $126,670,853.

Note E Transactions in securities of affiliated issuers
Affiliated issuers, as defined by the Investment Company Act of 1940, are those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. A summary of the Fund’s transactions in the securities of these issuers during the period ended April 30, 2006, is set forth below.

	Beginning	Ending
	share	share	Realized	Dividend	Ending
Affiliate	amount	amount	loss	income	value

Electro-Optical Sciences, Inc.
bought: 100,000 shares
sold: none	597,200	697,200	—	—	$4,043,760
Faro Technologies, Inc.
bought: 400,000 shares
sold: 25,000 shares	362,300	737,300	(142,905)	—	11,199,587
Galaxy Nutritional Foods, Inc.
bought: none
sold: 225,000 shares	1,364,348	1,139,348	(976,761)	—	432,952
Lasercard Corp.
bought: 594,960 shares
sold: none	—	594,960	—	—	10,114,320
Modtech Holdings, Inc.
bought: 557,000 shares
sold: none	574,318	1,131,318	—	—	11,245,301

Totals			($1,119,666)	—	$37,035,920

Note F Reorganization

On December 6, 2005, the shareholders of John Hancock Small Cap Growth Fund (“Small Cap Growth Fund”) approved an Agreement and Plan of Reorganization, which provided for the transfer of substantially all of the assets and liabilities of the Small Cap Growth Fund in exchange for Class A, Class B, Class C and Class I shares of the Fund. The acquisition was accounted for as a tax-free exchange of 19,990,293 Class A shares, 4,675,296 Class B shares, 711,155 Class C shares and 89,674 of Class I shares of the Fund for the net assets of the Small Cap Growth Fund, which amounted to $466,529,456, $102,097,249, $15,531,563 and $2,156,522 for Class A, Class B, Class C and Class I shares of the Small Cap Growth Fund, respectively, including the total of $13,183,486 of unrealized appreciation, after the close of business on April 7, 2006.

OUR FAMILY OF FUNDS

Equity	Balanced Fund
Classic Value Fund
Core Equity Fund
Focused Equity Fund
Growth Trends Fund
Large Cap Equity Fund
Large Cap Select Fund
Mid Cap Equity Fund
Mid Cap Growth Fund
Multi Cap Growth Fund
Small Cap Fund
Small Cap Equity Fund
Small Cap Intrinsic Value Fund
Sovereign Investors Fund
U.S. Global Leaders Growth Fund

Asset Allocation and	Allocation Growth + Value Portfolio
Lifestyle Portfolios	Allocation Core Portfolio
Lifestyle Aggressive Portfolio
Lifestyle Growth Portfolio
Lifestyle Balanced Portfolio
Lifestyle Moderate Portfolio
Lifestyle Conservative Portfolio

Sector	Financial Industries Fund
Health Sciences Fund
Real Estate Fund
Regional Bank Fund
Technology Fund
Technology Leaders Fund

International	Greater China Opportunities Fund
International Fund
International Classic Value Fund

Income	Bond Fund
Government Income Fund
High Yield Fund
Investment Grade Bond Fund
Strategic Income Fund

Tax-Free Income	California Tax-Free Income Fund
High Yield Municipal Bond Fund
Massachusetts Tax-Free Income Fund
New York Tax-Free Income Fund
Tax-Free Bond Fund

Money Market	Money Market Fund
U.S. Government Cash Reserve

For more complete information on any John Hancock Fund and a prospectus, which includes charges and expenses, call your financial professional, or John Hancock Funds at 1-800-225-5291. Please read the prospectus carefully before investing or sending money.

For more information

The Fund’s proxy voting policies, procedures and records are available without charge, upon request:

By phone	On the Fund’s Web site	On the SEC’s Web site
1-800-225-5291	www.jhfunds.com/proxy	www.sec.gov

Trustees	Francis V. Knox, Jr.	Custodian
Ronald R. Dion, Chairman	Vice President and	The Bank of New York
James R. Boyle†	Chief Compliance Officer	One Wall Street
James F. Carlin		New York, NY 10286
Richard P. Chapman, Jr.*	John G. Vrysen
William H. Cunningham	Executive Vice President and	Transfer agent
Charles L. Ladner*	Chief Financial Officer	John Hancock Signature
Dr. John A. Moore*		Services, Inc.
Patti McGill Peterson*	Investment adviser	1 John Hancock Way,
Steven R. Pruchansky	John Hancock Advisers, LLC	Suite 1000
*Members of the Audit Committee	601 Congress Street	Boston, MA 02217-1000
†Non-Independent Trustee	Boston, MA 02210-2805
Legal counsel
Officers	Subadviser	Wilmer Cutler Pickering
Keith F. Hartstein	Sovereign Asset	Hale and Dorr LLP
President and	Management LLC	60 State Street
Chief Executive Officer	101 Huntington Avenue	Boston, MA 02109-1803
Boston, MA 02199
William H. King
Vice President and Treasurer	Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

The Fund’s investment objective, risks, charges and expenses are included in the prospectus and should be considered carefully before investing. For a prospectus, call your financial professional, call John Hancock Funds at 1-800-225-5291, or visit the Fund’s Web site at www.jhfunds.com. Please read the prospectus carefully before investing or sending money.

A listing of month-end portfolio holdings is available on our Web site, www.jhfunds.com. A more detailed portfolio holdings summary is available on a quarterly basis 60 days after the fiscal quarter on our Web site or upon request by calling 1-800-225-5291, or on the Securities and Exchange Commission’s Web site, www.sec.gov.

1-800-225-5291 1-800-554-6713 (TDD) 1-800-338-8080 EASI-Line

www.jhfunds. com

Now available: electronic delivery www.jhfunds. com/edelivery

This report is for the information of the shareholders of John Hancock Small Cap Equity Fund.

370SA 4/06 6/06

JOHN HANCOCK

Financial Industries Fund

4.30.2006 Semiannual Report

JohnHancock

JOHN HANCOCK FUNDS

Your fund at a glance

Managers’ report
page 2

A look at performance
page 6

Growth of $10,000
page 7

Your expenses
page 8

Fund’s investments
page 10

Financial statements
page 14

For more information
page 29

To Our Shareholders,

After producing modest returns in 2005, the stock market has advanced smartly in the first four months of 2006. The major indexes all advanced and produced four-month returns that were ahead of the market’s returns for all of 2005. For example, the Standard & Poor’s 500 Index returned 5.61% year-to-date through April 2006, versus 4.91% last year in total. Investors were encouraged by solid corporate earnings, a healthy economy and stable inflation, which suggested the Federal Reserve could be coming close to the end of its 18-month campaign of raising interest rates.

Despite the good results to date, it is anyone’s guess where the market will end 2006, especially given the wild cards of interest rate moves and record-high energy prices and their impact on corporate profits and the economy.

One thing we do know, however, is that the stock market’s pattern is one of extremes. Consider the last 10 years. From 1995 through 1999, we saw double-digit returns in excess of 20% per year, only to have 2000 through 2002 produce ever-increasing negative results, followed by another 20%-plus up year in 2004 and a less than 5% advance in 2005. Since 1926, the market, as measured by the Standard & Poor’s 500 Index, has produced average annual results of 10.4% . However, that “normal” return is rarely produced in any given year. In fact, calendar-year returns of 8% to 12% have occurred only five times in the 80 years since 1926.

Although the past in no way predicts the future, we have learned at least one lesson from history: Expect highs and lows in the short term, but always invest for the long term. Equally important: Work with your financial professional to maintain a diversified portfolio, spread out among not only different asset classes — stocks, bonds and cash — but also among various investment styles. It’s the best way we know of to benefit from, and weather, the market’s extremes.

Sincerely,

Keith F. Hartstein,
President and Chief Executive Officer

This commentary reflects the CEO’s views as of April 30, 2006. They are subject to change at any time.

YOUR FUND
AT A GLANCE
The Fund seeks
capital appreciation
by normally invest-
ing at least 80%
of its assets in
stocks of U.S. and
foreign financial
services companies
of any size.

Over the last six months

 * The stock market produced strong results due to favorable economic and corporate earnings growth, despite higher interest rates and oil prices.

 * Financial stocks outperformed the broad market on the strength of investment bankers, asset managers and other financial companies tied to capital markets activities.

 * The Fund’s overweighting in capital markets firms helped it perform well.

Total returns for the Fund are at net asset value with all distributions reinvested. These returns do not reflect the deduction of the maximum sales charge, which would reduce the performance shown above.

Top 10 holdings

4.5%	Citigroup, Inc.
4.2%	Bank of America Corp.
3.9%	Wachovia Corp.
3.8%	American International Group, Inc.
3.7%	Merrill Lynch & Co., Inc.
3.7%	Wells Fargo & Co.
3.5%	State Street Corp.
3.4%	Goldman Sachs Group, Inc. (The)
3.2%	Lehman Brothers Holdings, Inc.
3.1%	American Express Co.

As a percentage of net assets on April 30, 2006.

1

BY JAMES K. SCHMIDT, CFA, LISA A. WELCH AND ROGER C. HAMILTON FOR THE
SOVEREIGN ASSET MANAGEMENT LLC PORTFOLIO MANAGEMENT TEAM

MANAGERS’
REPORT

JOHN HANCOCK

Financial Industries Fund

Recently Roger Hamilton was named a portfolio manager on the management team, replacing Thomas Finucane, who left the company to pursue other opportunities. In addition to being a member of several other management teams since joining John Hancock in 1994, Mr. Hamilton has worked with the financial investment team for the past two years as an analyst covering the insurance industry.

The stock market was on a tear for much of the six months ended April 30, 2006. Investors returned to the market in force, buoyed by a resilient economy and strong corporate earnings growth. Investors also acted out of a belief that the Federal Reserve was coming close to ending its two-year campaign of raising short-term interest rates —from 1% in June 2004 to 4.75% by the end of April 2006. Sporadically during the period, however, investors wavered in response to robust economic data that threatened a rise in inflation and caused them to rethink the timing of the Fed’s policies. As a result of the generally positive environment, the broad stock market, as measured by the Standard & Poor’s 500 Index, advanced 9.64% in the six months ended April 30, 2006.

“Financial stocks as a group
outperformed the broad
market, largely on the strength
of the investment bankers,
asset managers and large
custodian banks...”

Financial stocks as a group outperformed the broad market, largely on the strength of the investment bankers, asset managers and large custodian banks — all of whom reaped the rewards of robust capital markets activity. Banks and insurers produced positive results, but on a more modest scale, as they are less sensitive to the stock market’s activity. Banks in particular had to make their way through a time when rising rates and a flatter yield curve were causing margin compression. For the most part, they also seemed to move in correlation with the market’s shifting perceptions and speculation about the Fed’s next moves, more than on company fundamentals. In this favorable environment, financial stocks, as measured by the Standard & Poor’s 500 Financial Index, returned 13.01% for the six months ended April 30, 2006.

2

Fund performance

For the six months ended April 30, 2006, John Hancock Financial Industries Fund’s Class A, Class B, Class C and Class I shares posted total returns of 13.84%, 13.47%, 13.41% and 14.14%, respectively, at net asset value. These results are in line with the 13.01% return of the Fund’s benchmark index, the Standard & Poor’s 500 Financial Index, and slightly below the 15.00% return of the average specialty-financial fund, according to Morningstar, Inc.1 Keep in mind that your net asset value return will be different from the Fund’s performance if you were not invested in the Fund for the entire period and did not reinvest all distributions. See pages six and seven for historical performance information.

Broadly speaking, our overweight and good stock selection in the stellar investment bankers and asset managers were by far the biggest contributors to performance. Our underweight in positive, but lackluster, regional banks also helped, while our overweight in the laggard reinsurance group detracted from performance. We believe that our slight underperformance of our peer group was due to our lack of foreign financial stocks, which did well this period.

Capital-markets winners

We began the period with a pared-back, but still overweight, stake in investment bankers and asset managers, and this, along with good stock picking, gave the Fund its biggest boosts. Companies such as Goldman Sachs Group, Inc., Lehman Brothers Holdings, Inc. and Merrill Lynch & Co., Inc. were among our largest contributors to performance as they experienced spectacular earnings growth from increased deal making, equity issuance, mergers and acquisitions, initial public offerings and trading. Despite a weak environment for bonds, bond trading activity was also surprisingly high.

“...our overweight and good stock
selection in the stellar investment
bankers and asset managers were
by far the biggest contributors to
performance.”

Our top performer, Goldman Sachs, experienced perhaps one of its best earnings quarters ever in the first quarter of 2006. Considered “best in class”, this company continues to gain market share as it expands globally and diversifies its product lines beyond the traditional trading and deal making into commodities, fixed interest and credit products. Such diversity means it has a better chance of performing well even if it’s not firing on all cylinders.

3

Industry
distribution[2]

Investment banking
& brokerage	13%

Other diversified
financial
services	12%

Asset management
& custody
banks	12%

Diversified
banks	9%

Multi-line
insurance	9%

Property & casualty
insurance	7%

Life & health
insurance	7%

Reinsurance	5%

Thrifts & mortgage
finance	5%

Consumer
finance	5%

Regional
banks	5%

Data processing &
outsourced
services	5%

Insurance
brokers	2%

All others	3%

Asset managers such as Affiliated Managers Group, Inc. benefited from robust levels of asset inflows and a rising stock market. BlackRock, Inc. was also lifted by its deal with Merrill Lynch to merge Merrill’s money-management business and BlackRock into a new company. The market liked the deal and boosted both companies’ stock, along with that of PNC Financial Services, which currently owns 70% of BlackRock.

Some of the superregional banks, which have a significant piece of their revenue coming from capital-markets activity, were also among the Fund’s top performers. They included JPMorgan Chase & Co., Wachovia Corp., Bank of America Corp., Citigroup, Inc. and Wells Fargo & Co. Custody bank State Street Corp. also did well for the same reasons.

In another financial subsector, we had stellar results from a financial technology stock, Wright Express Corp., an issuer and financial processor of credit cards for fleets of commercial vehicles. Its strong account growth and higher gasoline prices caused a surge in its earnings and stock price.

Reinsurance drags

In the insurance group, reinsurance companies were the laggards as they were hit by the impact of the Gulf Coast hurricanes, including Fund holdings PartnerRe Ltd., Max Re Capital Ltd. and Platinum Underwriters Holdings Ltd. We had bought these stocks on the belief that they were due for solid premium increases. However, they, and the property and casualty insurance companies such as American International Group and insurance broker Willis Group Holdings, wilted as these increases fell short of expectations. That

4

said, we established a stake in Berkshire Hathaway, Inc. this period because demand for reinsurance is on the rise, as rating-agencies impose additional requirements, while capacity is diminishing. We believe this insurance giant is in the best position to benefit from this trend.

“After a superb run-up, we will
continue to take profits in our
capital markets holdings and
redeploy the funds into certain
insurance companies...”

Outlook

Looking forward, prospects for financial stocks remain generally positive. The economy is on solid footing, unemployment is low and sentiment is optimistic. All of these factors should combine to keep credit quality healthy in 2006 and also bode well for the market. Rising interest rates and fierce competition remain at the forefront of investor concern for spread-based lenders, regardless of whether the Federal Reserve adopts a neutral bias or not. After a superb run-up, we will continue to take profits in our capital-markets holdings and redeploy the funds into certain insurance companies — such as the property and casualty group, whose valuations are the most attractive.

This commentary reflects the views of the portfolio managers through the end of the Fund’s period discussed in this report. The managers’ statements reflect their own opinions. As such, they are in no way guarantees of future events, and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

Sector investing is subject to greater risks than the market as a whole.

1 Figures from Morningstar, Inc. include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.

2 As a percentage of net assets on April 30, 2006.

5

A LOOK AT
PERFORMANCE
For the period ended
April 30, 2006

	Class A	Class B	Class C	Class I1
Inception date	3-14-96	1-14-97	3-1-99	3-1-01

Average annual returns with maximum sales charge (POP)
One year	19.03%	19.40%	23.41%	25.94%

Five years	3.62	3.60	3.95	5.19

Ten years	9.54	—	—	—

Since inception	—	7.41	4.96	5.04

Cumulative total returns with maximum sales charge (POP)
Six months	8.13	8.47	12.41	14.14

One year	19.03	19.40	23.41	25.94

Five years	19.44	19.36	21.37	28.77

Ten years	148.72	—	—	—

Since inception	—	94.35	41.44	28.91

Performance figures assume all distributions are reinvested. Returns with maximum sales charge reflect a sales charge on Class A shares of 5%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The returns for Class C shares have been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. The Class B shares’ CDSC declines annually between years 1–6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charge is not applicable for Class I shares.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month-end, please call 1-800-225-5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Fund’s performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable.

1For certain types of investors as described in the Fund’s Class I share prospectus.

6

GROWTH OF
$10,000

This chart shows what happened to a hypothetical $10,000 investment in Class A shares for the period indicated. For comparison, we’ve shown the same investment in two separate indexes.

	Class B1	Class C1	Class I2
Period beginning	1-14-97	3-1-99	3-1-01

Financial Industries Fund	$19,435	$14,144	$12,891

Index 1	19,713	11,848	11,519

Index 2	27,030	16,222	13,908

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund’s Class B, Class C and Class I shares, respectively, as of April 30, 2006. The Class C shares investment with maximum sales charge has been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

Standard & Poor’s 500 Index — Index 1 — is an unmanaged index that includes 500 widely traded common stocks.

Standard & Poor’s 500 Financial Index — Index 2 — is an unmanaged index designed to measure the financial sector of the S&P 500.

It is not possible to invest directly in an index. Index figures do not reflect sales charges and would be lower if they did.

1 No contingent deferred sales charge applicable.

2 For certain types of investors as described in the Fund’s Class I share prospectus.

7

YOUR EXPENSES

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

 * Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

 * Ongoing operating expenses including management fees, distribution and service fees (if applicable) and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund’s actual ongoing operating expenses, and is based on your fund’s actual return. It assumes an account value of $1,000.00 on October 31, 2005, with the same investment held until April 30, 2006.

Account value		Expenses paid
$1,000.00	Ending value	during period
10-31-05	on 4-30-06	ended 4-30-06[1]

Class A	$1,138.40	$7.81
Class B	1,134.70	11.53
Class C	1,134.10	11.42
Class I	1,141.40	4.82

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at April 30, 2006 by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

8

Hypothetical example for comparison purposes

This table allows you to compare your fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annual return before expenses (which is not your fund’s actual return). It assumes an account value of $1,000.00 on October 31, 2005, with the same investment held until April 30, 2006. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

Account value		Expenses paid
$1,000.00	Ending value	during period
10-31-05	on 4-30-06	ended 4-30-06[1]

Class A	$1,017.50	$7.36
Class B	1,014.00	10.88
Class C	1,014.10	10.78
Class I	1,020.30	4.55

Remember, these examples do not include any transaction costs, such as sales charges; therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 1.47%, 2.17%, 2.17% and 0.91% for Class A, Class B, Class C and Class I, respectively, multiplied by the average account value over the period, multiplied by number of days in most recent fiscal half-year/365 or 366 (to reflect the one-half year period).

9

F I N A N C I A L  S TAT E M E N T S

FUND’S
INVESTMENTS
Securities owned
by the Fund on
April 30, 2006
(unaudited)

This schedule is divided into two main categories: common stocks and short-term investments. Common stocks are further broken down by industry group. Short-term investments, which represent the Fund’s cash position, are listed last.

Issuer	Shares	Value

Common stocks 98.82%		$932,035,752

(Cost $556,039,707)

Asset Management & Custody Banks 11.62%		109,592,383

Affiliated Managers Group, Inc. (I)(L)	100,100	10,140,130

Ameriprise Financial, Inc.	90,200	4,423,408

Bank of New York Co., Inc. (The)	520,500	18,295,575

BlackRock, Inc. (Class A) (L)	82,400	12,486,896

Franklin Resources, Inc.	140,500	13,083,360

Legg Mason, Inc.	155,150	18,382,172

State Street Corp.	501,850	32,780,842

Consumer Finance 5.02%		47,305,775

American Express Co.	547,500	29,460,975

Capital One Financial Corp. (L)	90,000	7,797,600

SLM Corp.	190,000	10,047,200

Data Processing & Outsourced Services 4.60%		43,393,552

First Data Corp.	185,000	8,822,650

Fiserv, Inc. (I)	321,800	14,506,744

Paychex, Inc. (L)	165,000	6,664,350

Wright Express Corp. (I)	435,200	13,399,808

Diversified Banks 9.49%		89,492,724

U.S. Bancorp. (L)	577,000	18,140,880

Wachovia Corp. (L)	616,605	36,903,809

Wells Fargo & Co. (L)	501,500	34,448,035

Insurance Brokers 1.66%		15,692,150

Marsh & McLennan Cos., Inc.	293,150	8,990,910

National Financial Partners Corp.	128,870	6,701,240

See notes to financial statements.

10

F I N A N C I A L  S TAT E M E N T S

Issuer	Shares	Value

Investment Banking & Brokerage 13.27%		$125,186,953

Goldman Sachs Group, Inc. (The)	202,450	32,450,711

Lehman Brothers Holdings, Inc. (L)	198,500	30,003,275

Merrill Lynch & Co., Inc.	454,600	34,667,796

Morgan Stanley	335,850	21,595,155

TD Ameritrade Holding Corp. (L)	348,600	6,470,016

Life & Health Insurance 7.25%		68,329,747

AFLAC, Inc.	272,800	12,968,912

Conseco, Inc. (I)	500,320	12,633,080

MetLife, Inc.	275,000	14,327,500

Prudential Financial, Inc. (L)	363,500	28,400,255

Multi-Line Insurance 9.08%		85,668,183

American International Group, Inc.	547,100	35,698,275

Assurant, Inc.	166,700	8,029,939

Genworth Financial, Inc. (Class A)	641,617	21,301,684

Hartford Financial Services Group, Inc. (The)	224,500	20,638,285

Other Diversified Financial Services 12.31%		116,048,482

AllianceBernstein Holding L.P.	85,000	5,478,250

Bank of America Corp.	795,855	39,729,082

Citigroup, Inc.	858,600	42,887,070

JPMorgan Chase & Co.	616,000	27,954,080

Property & Casualty Insurance 7.38%		69,630,131

ACE Ltd. (Cayman Islands)	268,000	14,884,720

Allstate Corp. (The)	266,500	15,054,585

Ambac Financial Group, Inc. (L)	106,850	8,800,166

Assured Guaranty Ltd. (Bermuda)	398,960	9,914,156

Axis Capital Holdings Ltd. (Bermuda)	404,980	12,076,504

Berkshire Hathaway, Inc. (Class A) (I)	100	8,900,000

Regional Banks 4.76%		44,921,490

City National Corp.	93,500	6,821,760

Fifth Third Bancorp.	154,775	6,256,005

M&T Bank Corp.	145,500	17,372,700

North Fork Bancorp., Inc.	162,000	4,881,060

Zions Bancorp.	115,500	9,589,965

See notes to financial statements.

11

F I N A N C I A L S TAT E M E N T S

Issuer		Shares	Value

Reinsurance 5.08%			$47,929,700

Arch Capital Group Ltd. (Bermuda) (I)		136,000	8,262,000

Max Re Capital Ltd. (Bermuda)		178,650	4,376,925

PartnerRe Ltd. (Bermuda)		195,500	12,228,525

Platinum Underwriters Holdings Ltd. (Bermuda)		257,550	7,100,653

RenaissanceRe Holdings Ltd. (Bermuda)		134,000	5,634,700

Scottish Re Group Ltd. (Cayman Islands) (L)		444,550	10,326,897
Specialized Finance 0.97%			9,127,690

CIT Group, Inc.		169,000	9,127,690
Specialized REITs 0.52%			4,918,680

Host Hotels & Resorts, Inc.		234,000	4,918,680
Thrifts & Mortgage Finance 5.02%			47,310,112

Countrywide Financial Corp. (L)		242,500	9,860,050

Freddie Mac		355,000	21,676,300

Golden West Financial Corp.		126,000	9,055,620

Hudson City Bancorp., Inc. (L)		500,980	6,718,142
Trading Companies & Distributors 0.79%			7,488,000

GATX Corp.		160,000	7,488,000

	Interest	Par value
Issuer, description, maturity date	rate	(000)	Value

Short-term investments 17.91%			$168,906,622
(Cost $168,906,622)
Joint Repurchase Agreement 1.16%			10,979,000

Investment in a joint repurchase agreement transaction
with Barclays Capital, Inc. — Dated 4-28-06 due
5-1-06 (secured by U.S. Treasury Inflation Indexed
Bond 3.875% due 4-15-29 and U.S. Treasury Inflation
Indexed Note 2.375% due 4-15-11)	4.710%	$10,979	10,979,000

		Shares
Cash Equivalents 16.75%			157,927,622

AIM Cash Investment Trust (T)		157,927,622	157,927,622

Total investments 116.73%			$1,100,942,374

Other assets and liabilities, net (16.73%)			($157,826,561)

Total net assets 100.00%			$943,115,813

See notes to financial statements.

12

F I N A N C I A L  S TAT E M E N T S

Notes to Schedule of Investments

(I) Non-income-producing security.

(L) All or a portion of this security is on loan as of April 30, 2006.

(T) Represents investment of securities lending collateral.

Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer.

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

See notes to financial statements.

13

F I N A N C I A L S TAT E M E N T S

ASSETS AND
LIABILITIES
April 30, 2006
(unaudited)

This Statement of Assets and Liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets
Investments at value (cost $724,946,329) including
$155,307,508 of securities loaned	$1,100,942,374
Cash	210,288
Receivable for investments sold	1,813,833
Receivable for shares sold	162,075
Dividends and interest receivable	787,621
Other assets	86,188
Total assets	1,104,002,379

Liabilities
Payable for shares repurchased	1,541,671
Payable upon return of securities loaned	157,927,622
Payable to affiliates
Management fees	592,351
Distribution and service fees	65,405
Other	527,751
Other payables and accrued expenses	231,766
Total liabilities	160,886,566

Net assets
Capital paid-in	519,364,339
Accumulated net realized gain on investments	45,353,435
Net unrealized appreciation of investments	375,996,045
Accumulated net investment income	2,401,994
Net assets	$943,115,813

Net asset value per share
Based on net asset values and shares outstanding —
the Fund has an unlimited number of shares authorized
with no par value
Class A ($659,424,644 ÷ 31,934,536 shares)	$20.65
Class B ($259,018,754 ÷ 13,140,398 shares)	$19.71
Class C ($24,659,503 ÷ 1,251,544 shares)	$19.70
Class I ($12,912 ÷ 615 shares)	$21.00

Maximum offering price per share
Class A1 ($20.65 ÷ 95%)	$21.74

1 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to financial statements.

14

F I N A N C I A L  S TAT E M E N T S

OPERATIONS
For the period ended
April 30, 2006
(unaudited)1

This Statement of Operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income
Dividends	$10,951,064
Interest	470,780
Securities lending	108,972
Total investment income	11,530,816

Expenses
Investment management fees	3,633,361
Class A distribution and service fees	836,271
Class B distribution and service fees	1,770,234
Class C distribution and service fees	122,174
Class A, B and C transfer agent fees	1,637,992
Class I transfer agent fees	3
Printing	123,889
Accounting and legal services fees	104,088
Custodian fees	77,097
Miscellaneous	34,202
Registration and filing fees	29,573
Trustees’ fees	26,363
Professional fees	21,450
Compliance fees	13,228
Securities lending fees	4,203
Total expenses	8,434,128
Less expense reductions	(240,518)
Net expenses	8,193,610
Net investment income	3,337,206

Realized and unrealized gain
Net realized gain on investments	46,057,368
Change in net unrealized appreciation
(depreciation) of investments	71,550,305
Net realized and unrealized gain	117,607,673
Increase in net assets from operations	$120,944,879

1 Semiannual period from 11-1-05 through 4-30-06.

See notes to financial statements.

15

F I N A N C I A L S TAT E M E N T S

CHANGES IN
NET ASSETS

These Statements of Changes in Net Assets show how the value of the Fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	Year	Period
	ended	ended
	10-31-05	4-30-06[1]

Increase (decrease) in net assets
From operations
Net investment income	$796,651	$3,337,206
Net realized gain	88,860,200	46,057,368
Change in net unrealized
appreciation (depreciation)	24,602,862	71,550,305
Increase in net assets resulting
from operations	114,259,713	120,944,879
Distributions to shareholders
From net investment income
Class A	(2,000,272)	(1,637,986)
Class I	(132)	(99)
From capital gain
Class A	(5,613,914)	(35,121,423)
Class B	(14,541,440)	(28,888,309)
Class C	(555,800)	(1,796,109)
Class I	(205)	(845)
	(22,711,763)	(67,444,771)
From Fund share transactions	(258,635,402)	(33,167,631)

Net assets
Beginning of period	1,089,870,788	922,783,336
End of period[2]	$922,783,336	$943,115,813

1 Semiannual period from 11-1-05 through 4-30-06. Unaudited.

2 Includes accumulated net investment income of $702,873 and $2,401,994, respectively.

See notes to financial statements.

16

F I N A N C I A L  H I G H L I G H T S

FINANCIAL
HIGHLIGHTS

CLASS A SHARES

The Financial Highlights show how the Fund’s net asset value for a share has changed since the end of the previous period.

Period ended	10-31-01	10-31-02	10-31-03	10-31-04	10-31-05	4-30-06[1]

Per share operating performance
Net asset value,
beginning of period	$20.15	$15.38	$14.27	$16.78	$17.76	$19.50
Net investment income[2]	0.03	0.02	0.07	0.12	0.09	0.10
Net realized and unrealized
gain (loss) on investments	(4.80)	(0.77)	2.44	0.86	2.10	2.49
Total from
investment operations	(4.77)	(0.75)	2.51	0.98	2.19	2.59
Less distributions
From net investment income	—	—	—	—	(0.12)	(0.06)
From net realized gain	—	(0.36)	—	—	(0.33)	(1.38)
	—	(0.36)	—	—	(0.45)	(1.44)
Net asset value,
end of period	$15.38	$14.27	$16.78	$17.76	$19.50	$20.65
Total return[3] (%)	(23.67)	(5.19)[4]	17.59	5.84[4]	12.57[4]	13.84[4,5]

Ratios and supplemental data
Net assets, end of period
(in millions)	$468	$357	$345	$304	$481	$659
Ratio of expenses
to average net assets (%)	1.37	1.50	1.55	1.45	1.44	1.47[6]
Ratio of gross expenses
to average net assets[7] (%)	—	1.51	—	1.48	1.48	1.52[6]
Ratio of net investment income
to average net assets (%)	0.16	0.13	0.49	0.68	0.50	0.97[6]
Portfolio turnover (%)	135	70	66	29	14	5

See notes to financial statements.

17

F I N A N C I A L  H I G H L I G H T S

CLASS B SHARES

Period ended	10-31-01	10-31-02	10-31-03	10-31-04	10-31-05	4-30-06[1]

Per share operating performance
Net asset value,
beginning of period	$19.88	$15.07	$13.88	$16.20	$17.03	$18.67
Net Investment income (loss)[2]	(0.09)	(0.09)	(0.03)	—[8]	(0.03)	0.03
Net realized and unrealized
gain (loss) on investments	(4.72)	(0.74)	2.35	0.83	2.00	2.39
Total from
investment operations	(4.81)	(0.83)	2.32	0.83	1.97	2.42
Less distributions
From net realized gain	—	(0.36)	—	—	(0.33)	(1.38)
Net asset value,
end of period	$15.07	$13.88	$16.20	$17.03	$18.67	$19.71
Total return[3] (%)	(24.20)	(5.85)[4]	16.71	5.12[4]	11.75[4]	13.47[4,5]

Ratios and supplemental data
Net assets, end of period
(in millions)	$1,438	$1,058	$977	$757	$418	$259
Ratio of expenses
to average net assets (%)	2.03	2.20	2.25	2.15	2.14	2.17[6]
Ratio of gross expenses
to average net assets[7] (%)	—	2.21	—	2.18	2.18	2.22[6]
Ratio of net investment income (loss)
to average net assets (%)	(0.50)	(0.57)	(0.22)	(0.02)	(0.16)	0.33[6]
Portfolio turnover (%)	135	70	66	29	14	5

See notes to financial statements.

18

F I N A N C I A L  H I G H L I G H T S

CLASS C SHARES

Period ended	10-31-01	10-31-02	10-31-03	10-31-04	10-31-05	4-30-06[1]

Per share operating performance
Net asset value,
beginning of period	$19.87	$15.06	$13.87	$16.19	$17.03	$18.67
Net Investment income (loss)[2]	(0.09)	(0.09)	(0.03)	—[8]	(0.03)	0.03
Net realized and unrealized
gain (loss) on investments	(4.72)	(0.74)	2.35	0.84	2.00	2.38
Total from
investment operations	(4.81)	(0.83)	2.32	0.84	1.97	2.41
Less distributions
From net realized gain	—	(0.36)	—	—	(0.33)	(1.38)
Net asset value,
end of period	$15.06	$13.87	$16.19	$17.03	$18.67	$19.70
Total return[3] (%)	(24.21)	(5.85)[4]	16.73	5.19[4]	11.75[4]	13.41[4,5]

Ratios and supplemental data
Net assets, end of period
(in millions)	$54	$40	$37	$29	$24	$25
Ratio of expenses
to average net assets (%)	2.07	2.20	2.25	2.15	2.14	2.17[6]
Ratio of gross expenses
to average net assets[7] (%)	—	2.21	—	2.18	2.18	2.22[6]
Ratio of net investment income (loss)
to average net assets (%)	(0.52)	(0.57)	(0.22)	(0.02)	(0.18)	0.29[6]
Portfolio turnover (%)	135	70	66	29	14	5

See notes to financial statements.

19

F I N A N C I A L  H I G H L I G H T S

CLASS I SHARES

Period ended	10-31-01[9]	10-31-02	10-31-03	10-31-04	10-31-05	4-30-06[1]

Per share operating performance
Net asset value,
beginning of period	$18.50	$15.42	$14.40	$16.98	$18.07	$19.85
Net investment income[2]	0.09	0.12	0.17	0.22	0.20	0.15
Net realized and unrealized
gain (loss) on investments	(3.17)	(0.78)	2.41	0.87	2.13	2.54
Total from
investment operations	(3.08)	(0.66)	2.58	1.09	2.33	2.69
Less distributions
From net investment income	—	—	—	—	(0.22)	(0.16)
From net realized gain	—	(0.36)	—	—	(0.33)	(1.38)
	—	(0.36)	—	—	(0.55)	(1.54)
Net asset value,
end of period	$15.42	$14.40	$16.98	$18.07	$19.85	$21.00
Total return[3] (%)	(16.65)[5]	(4.58)[4]	17.92	6.42	13.17	14.14[5]

Ratios and supplemental data
Net assets, end of period
(in millions)	$1	$1	—[10]	—[10]	—[10]	—[10]
Ratio of expenses
to average net assets (%)	0.88[6]	0.89	0.90	0.91	0.91	0.91[6]
Ratio of gross expenses
to average net assets[7] (%)	—	0.90	—	—	—	—
Ratio of net investment income
to average net assets (%)	0.73[6]	0.74	1.15	1.21	1.04	1.55[6]
Portfolio turnover (%)	135	70	66	29	14	5

1 Semiannual period from 11-1-05 through 4-30-06. Unaudited.
2 Based on the average of the shares outstanding.
3 Assumes dividend reinvestment and does not reflect the effect of sales charges.
4 Total returns would have been lower had certain expenses not been reduced during the periods shown.
5 Not annualized.
6 Annualized.
7 Does not take into consideration expense reductions during the periods shown.
8 Less than $0.01 per share.
9 Class I shares began operations on 3-1-01.
10 Less than $500,000.

See notes to financial statements.

20

NOTES TO
STATEMENTS
Unaudited

Note A

Accounting policies

John Hancock Financial Industries Fund (the “Fund”) is a diversified series of John Hancock Investment Trust II (the “Trust”), an open-end management investment company registered under the Investment Company Act of 1940. The investment objective of the Fund is to seek capital appreciation.

The Trustees have authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B, Class C and Class I shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service.

Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Significant accounting policies of the Fund are as follows:

Valuation of investments

Securities in the Fund’s portfolio are valued on the basis of market quotations, valuations provided by independent pricing services or, if quotations are not readily available, or the value has been materially affected by events occurring after the closing of a foreign market, at fair value as determined in good faith in accordance with procedures approved by the Trustees. Short-term debt investments which have a remaining maturity of 60 days or less may be valued at amortized cost, which approximates market value. Investments in AIM Cash Investment Trust are valued at their net asset value each business day.

Joint repurchase agreement

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, LLC (the “Adviser”), a wholly owned subsidiary of John Hancock Financial Services, Inc., a subsidiary of Manulife Financial Corporation (“MFC”), may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund’s custodian bank receives delivery of the underlying securities for the joint account on the Fund’s behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

Investment transactions

Investment transactions are recorded as of the date of purchase, sale or maturity. Net realized gains and losses on sales

21

of investments are determined on the identified cost basis.

Class allocations

Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the appropriate net asset value of the respective classes. Distribution and service fees, if any, and transfer agent fees for Class I shares, are calculated daily at the class level based on the appropriate net asset value of each class and the specific expense rate(s) applicable to each class.

Expenses

The majority of expenses are directly identifiable to an individual fund. Expenses that are not readily identifi-able to a specific fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

Bank borrowings

The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Fund has entered into a syndicated line of credit agreement with various banks. This agreement enables the Fund to participate, with other funds managed by the Adviser, in an unsecured line of credit with banks, which permits borrowings of up to $150 million, collectively. Interest is charged to each fund based on its borrowing. In addition, a commitment fee is charged to each fund based on the average daily unused portion of the line of credit and is allocated among the participating funds. The Fund had no borrowing activity under the line of credit during the period ended April 30, 2006.

Securities lending

The Fund may lend securities to certain qualified brokers who pay the Fund negotiated lender fees. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of delay of the loaned securities in recovery or even loss of rights in the collateral, should the borrower of the securities fail financially. At April 30, 2006, the Fund loaned securities having a market value of $155,307,508 collateralized by cash in the amount of $157,927,622. The cash collateral was invested in a short-term instrument. Securities lending expenses are paid by the Fund to the Adviser.

Federal income taxes

The Fund qualifies as a “regulated investment company” by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

Dividends, interest and distributions

Dividend income on investment securities is recorded on the ex-dividend date or, in the case of some foreign securities, on the date thereafter when the Fund identifies the dividend. Interest income on investment securities is recorded on the accrual basis. Foreign income may be subject to foreign withholding taxes, which are accrued as applicable.

The Fund records distributions to shareholders from net investment income and net realized gains, if any, on the ex-dividend date. During the year ended October 31, 2005, the tax character of distributions paid was as follows: ordinary income $2,000,404 and long-term capital gain $20,711,359. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ

22

from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Use of estimates

The preparation of these financial statements, in accordance with accounting principles generally accepted in the United States of America, incorporates estimates made by management in determining the reported amount of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from these estimates.

Note B

Management fee and transactions with affiliates and others

The Fund has an investment management contract with the Adviser. Under the investment management contract, the Fund pays a monthly management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.80% of the first $500,000,000 of the Fund’s average daily net asset value, (b) 0.75% of the next $500,000,000, (c) 0.735% of the next $1,000,000,000 and (d) 0.725% of the Fund’s average daily net asset value in excess of $2,000,000,000.

Effective December 31, 2005, the investment management teams of the Adviser were reorganized into Sovereign Asset Management LLC (“Sovereign”), a wholly owned indirect subsidiary of John Hancock Life Insurance Company (“JHLICo”), a subsidiary of MFC. The Adviser remains the principal advisor on the Fund and Sovereign acts as subadviser under the supervision of the Adviser. The restructuring did not have an impact on the Fund, which continues to be managed using the same investment philosophy and process. The Fund is not responsible for payment of the subadvisory fees.

The Trust has a Distribution Agreement with John Hancock Funds, LLC (“JH Funds”), a wholly owned subsidiary of the Adviser. The Fund has adopted Distribution Plans with respect to Class A, Class B and Class C, pursuant to Rule 12b-1 under the Investment Company Act of 1940, to reimburse JH Funds for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes monthly payments to JH Funds at an annual rate not to exceed 0.30%, 1.00% and 1.00% of the average daily net asset value of Class A, Class B and Class C, respectively. A maximum of 0.25% of such payments may be service fees, as defined by the Conduct Rules of the National Association of Securities Dealers. Under the Conduct Rules, curtailment of a portion of the Fund’s 12b-1 payments could occur under certain circumstances.

Class A shares are assessed up-front sales charges. During the period ended April 30, 2006, JH Funds received net up-front sales charges of $186,413 with regard to sales of Class A shares. Of this amount, $30,045 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $141,759 was paid as sales commissions to unrelated broker-dealers and $14,609 was paid as sales commissions to sales personnel of Signator Investors, Inc. (“Signator Investors”), a related broker-dealer. The Adviser’s indirect parent JHLICo, is the indirect sole shareholder of Signator Investors.

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge (“CDSC”) at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to JH Funds and are used, in whole or in part, to

23

defray its expenses for providing distribution-related services to the Fund in connection with the sale of Class B and Class C shares. During the period ended April 30, 2006, CDSCs received by JH Funds amounted to $162,133 for Class B shares and $927 for Class C shares.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (“Signature Services”), an indirect subsidiary of JHLICo. For Class A, Class B and Class C shares, the Fund pays a monthly transfer agent fee at an annual rate of 0.05% of each class’s average daily net asset value, plus a fee based on the number of shareholder accounts and reimbursement for certain out-of-pocket expenses, aggregated and allocated to each class on the basis of its relative net asset value. For Class I shares, the Fund pays a monthly transfer agent fee at a total annual rate of 0.05% of Class I average daily net asset value. Signature Services agreed to voluntarily reduce the Fund’s asset-based portion of the transfer agent fee for Class A, Class B and Class C shares if the total transfer agent fee exceeds the Lipper, Inc. median transfer agency fee for comparable mutual funds by greater than 0.05% . Accordingly, the transfer agent expense for Class A, Class B and Class C shares was reduced by $240,518 for the period ended April 30, 2006. Signature Services reserves the right to terminate this limitation at any time.

The Fund has an agreement with the Adviser and affiliates to perform necessary tax, accounting and legal services for the Fund. The compensation for the period amounted to $104,088. The Fund also paid the adviser the amount of $860 for certain publishing services, included in the printing fees. The Fund reimbursed JHLICo for certain compliance costs, included in the Fund’s Statement of Operations.

The Adviser and other subsidiaries of JHLICo owned 615 Class I shares of beneficial interest of the Fund on April 30, 2006.

Mr. James R. Boyle is Chairman of the Adviser, as well as affiliated Trustee of the Fund and is compensated by the Adviser and/or its affiliates. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer, for tax purposes, their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund’s deferred compensation liability are recorded on the Fund’s books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investments, as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

24

Note C

Fund share transactions

This listing illustrates the number of Fund shares sold, reinvested and repurchased during the last two periods, along with the corresponding dollar value.

	Year ended 10-31-05		Period ended 4-30-06[1]
	Shares	Amount	Shares	Amount

Class A shares
Sold	12,847,916	$236,636,563	8,681,000	$172,336,485
Distributions reinvested	389,027	6,955,808	1,742,306	33,434,849
Repurchased	(5,669,125)	(104,373,470)	(3,175,257)	(62,685,094)
Net increase	7,567,818	$139,218,901	7,248,049	$143,086,240

Class B shares
Sold	472,469	$8,324,046	271,267	$5,123,579
Distributions reinvested	767,827	13,237,343	1,443,998	26,526,245
Repurchased	(23,295,209)	(411,738,531)	(10,946,154)	(207,567,531)
Net decrease	(22,054,913)	($390,177,142)	(9,230,889)	($175,917,707)

Class C shares
Sold	57,788	$1,018,395	85,625	$1,642,776
Distributions reinvested	29,728	512,210	90,384	1,660,351
Repurchased	(521,791)	(9,207,766)	(193,955)	(3,639,291)
Net decrease	(434,275)	($7,677,161)	(17,946)	($336,164)

Net decrease	(14,921,370)	($258,635,402)	(2,000,786)	($33,167,631)

[1] Semiannual period from 11-1-05 through 4-30-06. Unaudited.

Note D Investment transactions

Purchases and proceeds from sales or maturities of securities, other than short-term securities and obligations of the U.S. government, during the period ended April 30, 2006, aggregated $47,448,313 and $132,924,756, respectively.

The cost of investments owned on April 30, 2006, including short-term investments, for federal income tax purposes, was $725,547,395. Gross unrealized appreciation and depreciation of investments aggregated $376,238,370 and $843,391, respectively, resulting in net unrealized appreciation of $375,394,979. The difference between book basis and tax basis net unrealized appreciation of investments is attributable primarily to the tax deferral of losses on certain sales of securities.

25

OUR FAMILY
OF FUNDS

Equity	Balanced Fund
Classic Value Fund
Core Equity Fund
Focused Equity Fund
Growth Trends Fund
Large Cap Equity Fund
Large Cap Select Fund
Mid Cap Equity Fund
Mid Cap Growth Fund
Multi Cap Growth Fund
Small Cap Fund
Small Cap Equity Fund
Small Cap Intrinsic Value Fund
Sovereign Investors Fund
U.S. Global Leaders Growth Fund

Asset Allocation and	Allocation Growth + Value Portfolio
Lifestyle Portfolios	Allocation Core Portfolio
Lifestyle Aggressive Portfolio
Lifestyle Growth Portfolio
Lifestyle Balanced Portfolio
Lifestyle Moderate Portfolio
Lifestyle Conservative Portfolio

Sector	Financial Industries Fund
Health Sciences Fund
Real Estate Fund
Regional Bank Fund
Technology Fund
Technology Leaders Fund

International	Greater China Opportunities Fund
International Fund
International Classic Value Fund

Income	Bond Fund
Government Income Fund
High Yield Fund
Investment Grade Bond Fund
Strategic Income Fund

Tax-Free Income	California Tax-Free Income Fund
High Yield Municipal Bond Fund
Massachusetts Tax-Free Income Fund
New York Tax-Free Income Fund
Tax-Free Bond Fund

Money Market	Money Market Fund
U.S. Government Cash Reserve

For more complete information on any John Hancock Fund and a prospectus, which includes charges and expenses, call your financial professional, or John Hancock Funds at 1-800-225-5291. Please read the prospectus carefully before investing or sending money.

26

ELECTRONIC
DELIVERY
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 * Reduces the amount of paper mail you receive from John Hancock Funds.

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Sign up for electronic delivery today at www.jhfunds.com/edelivery

27

A wealth of information —
OUR WEB SITE	www.jhfunds.com

View the latest information for your account.

Transfer money from one account to another.

Get current quotes for major market indexes.

Use our online calculators to help you with your
financial goals.

Get up-to-date commentary from John Hancock
Funds investment experts.

Access forms, applications and tax information.

28

For more information

The Fund’s proxy voting policies, procedures and records are available without charge, upon request:

By phone	On the Fund’s Web site	On the SEC’s Web site
1-800-225-5291	www.jhfunds.com/proxy	www.sec.gov

Trustees	Francis V. Knox, Jr.	Custodian
Ronald R. Dion, Chairman	Vice President and	The Bank of New York
James R. Boyle†	Chief Compliance Officer	One Wall Street
James F. Carlin	John G. Vrysen	New York, NY 10286
Richard P. Chapman, Jr.*	Executive Vice President and
William H. Cunningham	Chief Financial Officer	Transfer agent
Charles L. Ladner*		John Hancock Signature
Dr. John A. Moore*	Investment adviser	Services, Inc.
Patti McGill Peterson*	John Hancock Advisers, LLC	1 John Hancock Way,
Steven R. Pruchansky	601 Congress Street	Suite 1000
*Members of the Audit Committee	Boston, MA 02210-2805	Boston, MA 02217-1000
†Non-Independent Trustee
Subadviser
	Sovereign Asset	Legal counsel
	Management LLC	Wilmer Cutler Pickering
	101 Huntington Avenue	Hale and Dorr LLP
	Boston, MA 02199	60 State Street
Officers		Boston, MA 02109-1803
Keith F. Hartstein
President and	Principal distributor
Chief Executive Officer	John Hancock Funds, LLC
William H. King	601 Congress Street
Vice President and Treasurer	Boston, MA 02210-2805

The Fund’s investment objective, risks, charges and expenses are included in the prospectus and should be considered carefully before investing. For a prospectus, call your financial professional, call John Hancock Funds at 1-800-225-5291, or visit the Fund’s Web site at www.jhfunds.com. Please read the prospectus carefully before investing or sending money.

How to contact us

Internet	www.jhfunds.com

Mail	Regular mail:	Express mail:
	John Hancock	John Hancock
	Signature Services, Inc.	Signature Services, Inc.
	1 John Hancock Way, Suite 1000	Mutual Fund Image Operations
	Boston, MA 02217-1000	380 Stuart Street
Boston, MA 02116

Phone	Customer service representatives	1-800-225-5291
	24-hour automated information	1-800-338-8080
	TDD line	1-800-554-6713

A listing of month-end portfolio holdings is available on our Web site, www.jhfunds.com. A more detailed portfolio holdings summary is available on a quarterly basis 60 days after the fiscal quarter on our Web site or upon request by calling 1-800-225-5291, or on the Securities and Exchange Commission’s Web site, www.sec.gov.

29

1-800-225-5291
1-800-554-6713 (TDD)
1-800-338-8080 EASI-Line
www.jhfunds.com

Now available: electronic delivery
www.jhfunds.com/edelivery

This report is for the information of
the shareholders of John Hancock
Financial Industries Fund.

700SA 4/06
6/06

ITEM 2. CODE OF ETHICS.

As of the end of the period, April 30, 2006, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its Chief Executive Officer, Chief Financial Officer and Treasurer (respectively, the principal executive officer, the principal financial officer and the principal accounting officer, the “Senior Financial Officers”). A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

The code of ethics was amended effective February 1, 2005 to address new Rule 204A-1 under the Investment Advisers Act of 1940 and to make other related changes.

The most significant amendments were:

(a) Broadening of the General Principles of the code to cover compliance with all federal securities laws.

(b) Eliminating the interim requirements (since the first quarter of 2004) for access persons to preclear their personal trades of John Hancock mutual funds. This was replaced by post-trade reporting and a 30 day hold requirement for all employees.

(c) A new requirement for “heightened preclearance” with investment supervisors by any access person trading in a personal position worth $100,000 or more.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable at this time.

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT
COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT
INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to previously disclosed John Hancock Funds - Administration Committee Charter and John Hancock Funds – Governance Committee Charter.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Code of Ethics for Senior Financial Officers is attached.

(a)(2) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c) Contact person at the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Investment Trust II

By: /s/ Keith F. Hartstein ------------------------------------- Keith F. Hartstein President and Chief Executive Officer Date: June 27, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Keith F. Hartstein ------------------------------------- Keith F. Hartstein President and Chief Executive Officer Date: June 27, 2006

By: /s/ John G. Vrysen
-------------------------------------
John G. Vrysen
Executive Vice President and Chief Financial Officer

Date: June 27, 2006